UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07454

Pacific Capital Funds

(Exact name of registrant as specified in charter)

3435 Stelzer Rd.	43219
(Address of principal executive offices)	(Zip code)

Citi Fund Services 3435 Stelzer Rd. Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: 614-470-8000

Date of fiscal year end: 07/31

Date of reporting period: 4/30/08

Item 1.	Schedule of Investments.

PACIFIC CAPITAL FUNDS

New Asia Growth Fund

Schedule of Portfolio Investments

April 30, 2008

(Unaudited)

Shares	Security Description	Value ($)
Common Stocks (96.5%)
China (4.3%)
Consumer Discretionary (3.5%)
1,173,000	China Resources Enterprise Ltd.	4,304,918

Energy (0.5%)
310,000	China Oilfield Services Ltd., Class H	569,647

Financials (0.3%)
104,500	China Merchants Bank Co. Ltd.	436,484

		5,311,049

Hong Kong (27.8%)
Consumer Discretionary (8.2%)
376,000	Cheung Kong Holdings Ltd.	5,857,434
150,000	China Merchants Holdings International Co. Ltd.	769,932
85,600	Esprit Holdings Ltd.	1,053,400
587,200	Li & Fung Ltd.	2,430,058

		10,110,824

Energy (1.0%)
696,500	CNOOC Ltd.	1,229,817

Financials (4.1%)
722,000	Hang Lung Group Ltd.	3,886,602
86,000	Wing Hang Bank Ltd.	1,152,126

		5,038,728

Industrials (5.9%)
161,742	Kerry Properties Ltd.	1,094,829
427,500	Swire Pacific Ltd., Class A	5,000,273
497,500	Swire Pacific Ltd., Class B	1,165,721

		7,260,823

Telecommunications (2.3%)
4,052,000	China Telecom Corp. Ltd., Class H	2,714,194
145,000	Hutchison Telecommunications International Ltd.	203,929

		2,918,123

Utilities (6.3%)
164,500	CLP Holdings Ltd.	1,304,533
2,238,800	Hong Kong & China Gas Co. Ltd.	6,550,147

		7,854,680

		34,412,995

India (1.7%)
Financials (1.2%)
12,900	HDFC Bank Ltd., ADR	1,455,120

Information Technology (0.5%)
14,500	Infosys Technologies Ltd., ADR	633,505

		2,088,625

Malaysia (10.8%)
Consumer Discretionary (2.0%)
1,245,500	Genting Berhad	2,524,129

Financials (1.3%)
513,700	Bumiputra-Commerce Holdings Berhad	1,618,529

Industrials (7.5%)
2,565,950	IOI Corp. Berhad	5,931,424
1,602,200	Tenaga Nasional Berhad	3,323,119

		9,254,543

		13,397,201

Papua New Guinea (4.5%)
Metals and Mining (4.5%)
2,024,752	Lihir Gold Ltd. (a)	5,615,239

Philippines (3.0%)
Financials (1.1%)
192,398	Ayala Corp.	1,354,277

Telecommunications (1.9%)
14,708	Philippine Long Distance Telephone Co.	892,607
23,700	Philippine Long Distance Telephone Co., ADR	1,448,070

		2,340,677

		3,694,954

Singapore (9.8%)
Consumer Staples (1.1%)
381,000	Fraser & Neave Ltd.	1,343,350

Financials (3.7%)
98,000	Great Eastern Holdings Ltd.	1,201,416
516,346	Oversea-Chinese Banking Corp. Ltd.	3,370,703

		4,572,119

Industrials (2.5%)
408,000	Keppel Corp. Ltd.	3,105,820

Telecommunications (2.5%)
857,000	Singapore Telecommunications Ltd.	2,440,083
292,290	Starhub Ltd.	655,426

		3,095,509

		12,116,798

South Korea (12.8%)
Consumer Discretionary (3.3%)
8,980	LG Corp.	748,035
5,172	Shinsegae Co. Ltd.	3,353,751

		4,101,786

Financials (1.7%)
9,856	Samsung Fire & Marine Insurance Co. Ltd. (a)	2,153,296

Industrials (0.4%)
4,368	Doosan Heavy Industries and Construction Co. Ltd.	459,721

Information Technology (5.8%)
18,750	S1 Corp.	1,178,422
8,440	Samsung Electronics Co. Ltd.	5,986,472

		7,164,894

Pharmaceuticals (1.6%)
9,228	Yuhan Corp.	2,025,299

		15,904,996

Taiwan (17.4%)
Consumer Staples (1.2%)
1,074,280	Uni-President Enterprises Corp.	1,538,466

Electrical Components & Equipment (2.2%)
925,462	Delta Electronics, Inc.	2,781,402

Financials (0.5%)
1,022,200	E.SUN Financial Holding Co. Ltd. (a)	616,107

Industrials (0.5%)
215,000	Formosa Plastics Corp.	614,386

Information Technology (9.1%)
522,406	Asustek Computer, Inc.	1,695,310
137,000	MediaTek, Inc.	1,777,468
545,132	Powertech Technology, Inc.	2,193,420

See Accompanying Notes to Schedules of Portfolio Investments

PACIFIC CAPITAL FUNDS

New Asia Growth Fund

Schedule of Portfolio Investments, Continued

April 30, 2008

(Unaudited)

Shares	Security Description	Value ($)
Common Stocks, continued
Taiwan, continued
2,553,688	Taiwan Semiconductor Manufacturing Co. Ltd.	5,594,711
		11,260,909

Telecommunications (3.9%)
1,872,454	Chunghwa Telecom Co. Ltd.	4,827,973

		21,639,243

Thailand (4.4%)
Energy (1.9%)
225,100	PTT Public Co. Ltd.	2,400,499

Financials (1.3%)
565,700	Kasikornbank Public Co. Ltd.	1,570,645

Telecommunications (1.2%)
511,700	Advanced Info Service Public Co. Ltd.	1,493,366

		5,464,510

Total Common Stocks (Cost $90,956,657)		119,645,610

Investment Companies (1.9%)
2,407,894	Victory Federal Money Market Fund, Investor Shares 1.93% (b)	2,407,894

Total Investment Companies (Cost $2,407,894)		2,407,894

Total Investments (Cost $93,364,551) (c)—98.4%		122,053,504
Other assets in excess of liabilities — 1.6%		1,930,444

NET ASSETS — 100.0%		$123,983,948

(a)	Non-income producing security.

(b)	Rate periodically changes. Rate disclosed is the daily yield on April 30, 2008.

(c)	Cost for federal income tax purposes is $93,414,444. Unrealized appreciation/ depreciation on a tax basis is as follows:

Unrealized appreciation	$32,306,801
Unrealized depreciation	(3,667,741)

Net unrealized appreciation	$28,639,060

ADR	American Depositary Receipt

At April 30, 2008 the Fund’s foreign exchange contracts were as follows:

Currency	Delivery Date	Contract Amount in Local Currency	Contract Value in USD	Value	Unrealized Appreciation/ Depreciation
Short:
Hong Kong Dollar	5/2/08	(91,872)	$(11,790)	$(11,790)	$—
	5/2/08	(76,325)	(9,794)	(9,794)	—
	5/2/08	(163,480)	(20,979)	(20,978)	1

Total Short Contracts			$(42,563)	$(42,562)	$1

Long:
Hong Kong Dollar	5/2/08	92,152	$11,826	$11,826	$—

Total Long Contracts			$11,826	$11,826	$—

Amounts listed as “-” have been rounded to $0.

See Accompanying Notes to Schedules of Portfolio Investments

PACIFIC CAPITAL FUNDS

International Stock Fund

Schedule of Portfolio Investments

April 30, 2008

(Unaudited)

Shares	Security Description	Value ($)
Common Stocks (99.2%)
Australia (3.1%)
Energy (0.6%)
28,755	Woodside Petroleum Ltd.	1,516,262

Financials (0.5%)
58,351	Westpac Banking Corp.	1,347,988

Materials (2.0%)
61,965	BHP Billiton Ltd.	2,470,744
18,807	Rio Tinto Ltd.	2,414,143

		4,884,887

		7,749,137

Austria (0.8%)
Financials (0.8%)
26,618	Erste Bank de Oesterreichischen Sparkassen AG	1,982,355

Brazil (5.7%)
Consumer Staples (0.5%)
17,989	Companhia De Bebidas das Americas (AmBev), ADR	1,318,594

Energy (1.7%)
35,283	Petroleo Brasileiro SA, ADR	4,284,062

Financials (0.7%)
57,310	Banco Itau Holding Financeira SA, ADR	1,607,545

Materials (2.2%)
74,719	Companhia Vale do Rio Doce (CVRD), ADR	2,920,018
78,158	Companhia Vale do Rio Doce (CVRD), ADR, Preferred Shares	2,488,551

		5,408,569

Utilities (0.6%)
73,951	Companhia Energetica de Minas Gerais SA, ADR	1,516,745

		14,135,515

Canada (4.0%)
Energy (1.7%)
64,170	Cameco Corp.	2,245,308
17,220	Suncor Energy, Inc.	1,940,522

		4,185,830

Financials (1.8%)
25,664	Bank of Nova Scotia	1,218,963
28,536	IGM Financial, Inc.	1,357,076
52,287	Manulife Financial Corp.	2,047,559

		4,623,598

Telecommunications (0.5%)
27,683	Rogers Communications, Inc.	1,232,097

		10,041,525

China (4.2%)
Consumer Discretionary (1.2%)
2,648,000	Denway Motors Ltd.	1,348,992
47,230	Focus Media Holding Ltd., ADR (a)	1,742,315

		3,091,307

Energy (0.7%)
366,500	China Shenhua Energy Co. Ltd.	1,683,673

Financials (0.9%)
1,556,000	Agile Property Holdings Ltd.	2,164,411

Health Care (0.3%)
17,340	China Medical Technologies, Inc.	648,516

Industrials (0.5%)
404,000	Cosco Pacific Ltd.	764,152
111,000	Weichai Power Co. Ltd.	624,588

		1,388,740

Telecommunications (0.6%)
82,000	China Mobile Ltd.	1,411,054

		10,387,701

Denmark (1.3%)
Industrials (1.3%)
28,610	Vestas Wind Systems A/S (a)	3,137,376

France (10.0%)
Consumer Discretionary (1.4%)
11,491	LVMH Moet Hennessy Louis Vuitton SA	1,317,225
8,598	PPR	1,128,430
27,992	Vivendi Universal SA (a)	1,139,364

		3,585,019

Consumer Staples (1.0%)
36,863	Carrefour SA	2,603,184

Energy (0.8%)
22,338	Total SA, ADR	1,876,392

Financials (2.3%)
40,468	AXA	1,510,387
62,311	AXA, ADR	2,308,622
17,574	BNP Paribas SA	1,900,107

		5,719,116

Industrials (0.7%)
13,984	Schneider Electric SA	1,716,314

Materials (0.8%)
21,753	ArcelorMittal	1,929,102

Media (0.5%)
61,460	Societe Television Francaise 1	1,306,945

Telecommunications (1.0%)
22,692	Iliad SA	2,419,455

Utilities (1.5%)
17,911	Electricite de France	1,879,216
26,226	Suez SA	1,863,079

		3,742,295

		24,897,822

Germany (8.2%)
Consumer Discretionary (1.4%)
54,520	Adidas	3,490,867

Consumer Staples (0.3%)
19,275	Henkel AG & Co. KGaA	822,473

Financials (1.2%)
48,495	Commerzbank AG	1,767,199

See Accompanying Notes to Schedules of Portfolio Investments

PACIFIC CAPITAL FUNDS

International Stock Fund

Schedule of Portfolio Investments, Continued

April 30, 2008

(Unaudited)

Shares	Security Description	Value ($)
Common Stocks, continued
Germany, continued
8,792	Deutsche Boerse AG	1,285,944

		3,053,143

Health Care (0.8%)
8,553	Fresenius SE, Preferred Shares	711,092
8,900	Merck KGaA	1,267,835

		1,978,927

Industrials (1.3%)
12,115	Q-Cells AG (a)	1,411,453
14,979	Siemens AG	1,776,226

		3,187,679

Information Technology (1.4%)
67,383	SAP AG, ADR	3,384,648

Materials (1.2%)
17,424	Bayer AG	1,486,980
6,011	Wacker Chemie AG	1,478,889

		2,965,869

Utilities (0.6%)
7,614	E.ON AG	1,557,298

		20,440,904
Greece (1.2%)
Consumer Discretionary (0.5%)
36,258	Folli-Follie SA, Registered Shares	1,115,213

Financials (0.7%)
32,890	National Bank of Greece SA	1,826,052

		2,941,265

Hong Kong (1.6%)
Consumer Discretionary (1.0%)
209,100	Esprit Holdings Ltd.	2,573,200

Information Technology (0.6%)
976,000	Foxconn International Holdings Ltd. (a)	1,515,431

		4,088,631

India (2.2%)
Financials (0.7%)
15,097	HDFC Bank Ltd., ADR	1,702,942

Information Technology (1.5%)
87,455	Infosys Technologies Ltd., ADR	3,820,909

		5,523,851

Israel (0.6%)
Health Care (0.6%)
32,426	Teva Pharmaceutical Industries Ltd., ADR	1,516,888

Italy (4.2%)
Energy (2.5%)
56,496	ENI SpA	2,182,253
92,186	Saipem SpA	4,064,595

		6,246,848

Financials (1.7%)
539,362	UniCredito Italiano SpA	4,109,489

		10,356,337

Japan (13.6%)
Chemicals (1.1%)
45,900	Shin-Etsu Chemical Co. Ltd.	2,834,260

Consumer Discretionary (1.8%)
43,400	Denso Corp.	1,506,916
26,800	Toyota Motor Corp.	1,358,430
19,300	Yamada Denki Co. Ltd.	1,650,255

		4,515,601

Financials (3.7%)
183,000	Bank of Yokohama Ltd. (The)	1,341,214
103,300	Nomura Holdings, Inc.	1,796,349
9,120	ORIX Corp.	1,645,582
56,600	Promise Co. Ltd.	1,791,036
291,000	Sumitomo Trust & Banking Co. Ltd. (The)	2,616,957

		9,191,138

Health Care (0.5%)
62,000	Shionogi & Co. Ltd.	1,190,266

Industrials (1.7%)
78,000	NGK Insulators Ltd.	1,496,682
83,200	Sumitomo Corp.	1,117,923
66,700	THK Co. Ltd.	1,478,729

		4,093,334

Information Technology (3.7%)
23,450	Canon, Inc.	1,172,838
17,500	Nidec Corp.	1,317,928
9,900	Nintendo Co. Ltd.	5,437,049

See Accompanying Notes to Schedules of Portfolio Investments

PACIFIC CAPITAL FUNDS

International Stock Fund

Schedule of Portfolio Investments, Continued

April 30, 2008

(Unaudited)

Shares	Security Description	Value ($)
Common Stocks, continued
Japan, continued
129,000	Yaskawa Electric Corp.	1,307,743

		9,235,558

Materials (0.6%)
36,000	Nitto Denko Corp.	1,492,353

Telecommunications (0.5%)
194	KDDI Corp.	1,242,705

		33,795,215

Luxembourg (0.9%)
Telecommunications (0.9%)
21,422	Millicom International Cellular SA (a)	2,313,790

Malaysia (0.5%)
Financials (0.5%)
389,900	Bumiputra-Commerce Holdings Berhad	1,228,469

Mexico (1.3%)
Consumer Staples (0.5%)
33,693	Wal-Mart de Mexico SA de CV, ADR	1,353,138

Telecommunications (0.8%)
33,285	America Movil SAB de CV, Series L	1,929,198

		3,282,336

Netherlands (0.6%)
Consumer Discretionary (0.6%)
39,173	Koninklijke (Royal) Philips Electronics NV	1,471,338

Norway (1.6%)
Energy (0.8%)
74,000	Subsea 7, Inc. (a)	1,952,919

Industrials (0.8%)
61,279	Renewable Energy Corp. AS (a)	2,099,050

		4,051,969

Russia (3.7%)
Consumer Staples (0.3%)
5,644	Wimm-Bill-Dann Foods, ADR	686,875

Energy (1.5%)
20,276	LUKOIL, ADR	1,816,730
34,888	OAO Gazprom, ADR	1,859,530

		3,676,260

Materials (1.9%)
22,674	Evraz Group SA, GDR (b)	2,352,427
88,516	JSC MMC Norilsk Nickel, ADR	2,388,162

		4,740,589

		9,103,724

Singapore (1.8%)
Financials (1.3%)
130,000	DBS Group Holdings Ltd.	1,904,403
300,000	Keppel Land Ltd.	1,341,005

		3,245,408

Industrials (0.5%)
161,000	Keppel Corp. Ltd.	1,225,581

		4,470,989

South Africa (0.6%)
Telecommunications (0.6%)
75,302	MTN Group Ltd.	1,440,886

South Korea (2.2%)
Financials (0.5%)
16,830	Kookmin Bank	1,173,600

Information Technology (1.7%)
6,028	Samsung Electronics Co. Ltd.	4,275,647

		5,449,247

Spain (3.5%)
Financials (2.7%)
94,277	Banco Bilbao Vizcaya Argentaria SA	2,174,072
211,922	Banco Santander Central Hispano SA	4,582,616

		6,756,688

Telecommunications (0.8%)
67,220	Telefonica SA	1,948,938

		8,705,626

Switzerland (8.3%)
Consumer Staples (1.4%)
7,244	Nestle SA	3,475,498

Financials (1.3%)
59,720	Credit Suisse Group	3,326,425

Health Care (3.7%)
7,309	Lonza Group AG, Registered Shares	999,087
32,185	Nobel Biocare Holding AG	1,165,731
50,454	Novartis AG	2,566,779
18,646	Roche Holding AG, Genusschien	3,110,367
9,021	Synthes, Inc.	1,243,555

		9,085,519

Industrials (0.8%)
62,146	ABB Ltd.	1,910,154

Materials (1.1%)
15,439	Holcim Ltd.	1,518,712
4,140	Syngenta AG	1,236,925

		2,755,637

		20,553,233

Taiwan (0.6%)
Information Technology (0.6%)
714,764	Taiwan Semiconductor Manufacturing Co. Ltd.	1,565,931

United Kingdom (12.7%)
Consumer Discretionary (1.0%)
237,198	British Sky Broadcasting Group PLC	2,570,089

Consumer Staples (1.6%)
458,289	Tesco PLC	3,908,745

Energy (0.7%)
70,328	Wellstream Holdings PLC (a) (b)	1,757,536

Financials (3.7%)
147,578	HBOS PLC	1,380,454
97,876	HSBC Holdings PLC	1,696,807
160,495	ICAP PLC	1,869,820
176,504	Man Group PLC	2,040,539
156,768	Prudential Corp. PLC	2,150,538

		9,138,158

Health Care (1.8%)
19,416	AstraZeneca PLC	821,433
48,093	GlaxoSmithKline PLC	1,071,836

See Accompanying Notes to Schedules of Portfolio Investments

PACIFIC CAPITAL FUNDS

International Stock Fund

Schedule of Portfolio Investments, Continued

April 30, 2008

(Unaudited)

Shares	Security Description	Value ($)
Common Stocks, continued
United Kingdom, continued
197,321	Smith & Nephew PLC	2,569,539

		4,462,808

Industrials (0.6%)
277,699	Michael Page International PLC	1,594,179

Information Technology (1.4%)
719,199	ARM Holdings PLC	1,444,146
127,130	Autonomy Corp. PLC (a)	2,164,791

		3,608,937

Materials (1.1%)
50,345	BHP Billiton Ltd. PLC	1,801,646
36,942	Eurasian Natural Resources Corp. (a) (b)	881,338

		2,682,984

Telecommunications (0.8%)
59,190	Vodafone Group PLC, ADR	1,873,955

		31,597,391

United States (0.2%)
Equity Fund (0.2%)
6,825	iShares MSCI EAFE Index Fund	517,403
730	iShares MSCI Emerging Markets Index Fund	107,062

		624,465

Total Common Stocks (Cost $211,431,812)		246,853,916

Total Investments (Cost $211,431,812) (c)—99.2%		246,853,916
Other assets in excess of liabilities — 0.8%		1,903,611

NET ASSETS — 100.0%		$248,757,527

(a)	Non-income producing security.

(b)	All or a portion of the security is restricted.

(c)	Cost for federal income tax purposes is $211,791,448. Unrealized appreciation/ depreciation on a tax basis is as follows:

Unrealized appreciation	$46,176,043
Unrealized depreciation	(11,113,575)

Net unrealized appreciation	$35,062,468

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

PLC	Public Liability Co.

At April 30, 2008 the Fund’s foreign exchange contracts were as follows:

Currency	Delivery Date	Contract Amount in Local Currency	Contract Value in USD	Value	Unrealized Appreciation/ Depreciation
Short:
Australian Dollar	5/2/08	(13,605)	$(12,654)	$(12,833)	$(180)
Euro	5/2/08	(176,990)	$(275,149)	$(276,336)	$(1,188)
	5/2/08	(147,359)	$(229,085)	$(230,073)	$(988)
Hong Kong Dollar	5/2/08	(39,087)	$(5,016)	$(5,016)	$—
	5/2/08	(97,668)	$(12,533)	$(12,533)	$—
	5/2/08	(125,275)	$(16,076)	$(16,076)	$1
	5/2/08	(135,684)	$(17,412)	$(17,411)	$1
Japanese Yen	5/1/08	(28,421,669)	$(271,329)	$(273,364)	$(2,037)
	5/1/08	(13,291,270)	$(126,886)	$(127,838)	$(952)
	5/1/08	(13,615,953)	$(129,985)	$(130,960)	$(975)
	5/1/08	(14,245,873)	$(135,999)	$(137,019)	$(1,020)
Korean Wong	5/2/08	(20,720,231)	$(20,636)	$(20,671)	$(35)
	5/2/08	(10,703,905)	$(10,660)	$(10,678)	$(18)
Malaysian Riggit	5/5/08	(36,294)	$(11,489)	$(11,492)	$(3)
Singapore Dollar	5/5/08	(20,000)	$(14,691)	$(14,756)	$(65)
Swiss Franc	5/5/08	(229,622)	$(220,961)	$(221,685)	$(724)
	5/5/08	(341,046)	$(328,181)	$(329,257)	$(1,075)
Taiwan Dollar	5/2/08	(461,645)	$(15,160)	$(15,163)	$(3)

Total Short Contracts			$(1,853,902)	$(1,863,161)	$(9,261)

Long:
Japanese Yen	5/1/08	13,474,233	$128,632	$129,597	$965
	5/1/08	44,700,035	$426,731	$429,932	$3,203

Total Long Contracts			$555,363	$559,529	$4,168

Amounts listed as “-” have been rounded to $0.

See Accompanying Notes to Schedules of Portfolio Investments

PACIFIC CAPITAL FUNDS

Small Cap Fund

Schedule of Portfolio Investments

April 30, 2008

(Unaudited)

Shares	Security Description	Value ($)
Common Stocks (97.9%)
Consumer Discretionary (13.5%)
11,900	Aaron Rents, Inc.	296,310
22,520	ABM Industries, Inc.	471,569
52,372	Aeropostale, Inc. (a)	1,664,906
15,294	AFC Enterprises, Inc. (a)	158,293
33,012	Aftermarket Technology Corp. (a)	756,305
20,700	American Eagle Outfitters, Inc.	380,259
20,800	American Greetings Corp., Class A	372,320
18,499	Apogee Enterprises, Inc.	412,713
21,100	Brown Shoe Co., Inc.	351,948
21,800	Buckeye Technologies, Inc. (a)	188,134
24,189	Cato Corp. (The)	417,260
11,100	CEC Entertainment, Inc. (a)	412,920
4,231	Central European Media Enterprises Ltd., Class A (a)	448,571
25,002	Charlotte Russe Holding, Inc. (a)	397,032
36,500	Chattem, Inc. (a)	2,550,620
14,200	Choice Hotels International, Inc.	489,758
7,700	Consolidated Graphics, Inc. (a)	447,909
33,800	Cooper Tire & Rubber Co.	444,132
9,000	CPI Corp.	169,740
21,967	Deckers Outdoor Corp. (a)	3,032,984
22,400	DeVry, Inc.	1,276,800
7,245	Dollar Tree, Inc. (a)	228,942
24,110	Elizabeth Arden, Inc. (a)	446,276
32,917	Fossil, Inc. (a)	1,178,099
45,600	Fresh Del Monte Produce, Inc. (a)	1,445,064
20,100	FTD Group, Inc.	276,375
23,400	Furniture Brands International, Inc.	317,070
22,300	Gymboree Corp. (The) (a)	963,806
16,100	Helen of Troy Ltd. (a)	272,251
61,100	Hot Topic, Inc. (a)	324,441
107,142	ICF International, Inc. (a)	1,911,413
9,700	Iconix Brand Group, Inc. (a)	154,424
13,053	International Speedway Corp., Class A	553,708
24,827	ITT Educational Services, Inc. (a)	1,903,238
30,622	J. Crew Group, Inc. (a)	1,454,545
24,148	Jack in the Box, Inc. (a)	645,959
50,599	JAKKS Pacific, Inc. (a)	1,188,571
9,700	Lear Corp. (a)	277,129
16,961	Live Nation, Inc. (a)	233,892
26,891	Maidenform Brands, Inc. (a)	400,676
22,600	Marvel Entertainment, Inc. (a)	648,394
6,100	MAXIMUS, Inc.	231,312
8,510	Men’s Wearhouse, Inc. (The)	226,621
38,900	Meritage Homes Corp. (a)	737,933
31,349	Movado Group, Inc.	684,662
24,683	Netflix, Inc. (a)	789,362
24,500	P.F. Chang’s China Bistro, Inc. (a)	760,235
19,300	Pactiv Corp. (a)	459,147
9,800	Panera Bread Co., Class A (a)	512,148
10,490	Papa John’s International, Inc. (a)	283,230
38,500	PeopleSupport, Inc. (a)	380,765
9,600	Perry Ellis International, Inc. (a)	219,264
4,800	Pre-Paid Legal Services, Inc. (a)	209,952
36,265	Prestige Brands Holdings, Inc. (a)	325,660
18,947	Priceline.com, Inc. (a)	2,418,395
24,686	Red Robin Gourmet Burgers, Inc. (a)	1,014,101
43,555	Rent-A-Center, Inc. (a)	937,739
40,107	Sally Beauty Holdings, Inc. (a)	243,048
21,085	Scholastic Corp. (a)	593,543
76,313	Skechers USA, Inc., Class A (a)	1,804,802
18,635	Sotheby’s Holdings, Inc.	516,190
97,352	Source Interlink Cos., Inc. (a)	137,266
18,483	Steven Madden Ltd. (a)	349,514
13,764	Tenneco, Inc. (a)	352,083
12,049	United Stationers, Inc. (a)	531,240
18,700	Valassis Communications, Inc. (a)	265,540
39,300	Warnaco Group, Inc. (The) (a)	1,813,302
14,459	Wolverine World Wide, Inc.	415,552

		47,177,362

Consumer Staples (5.7%)
7,300	Andersons, Inc. (The)	331,785
21,000	BJ’s Wholesale Club, Inc. (a)	800,520
56,500	Central European Distribution Corp. (a)	3,441,980
13,100	Chiquita Brands International, Inc. (a)	298,025
49,736	Comfort Systems USA, Inc.	676,410
12,000	Corn Products International, Inc.	556,560
227,800	Darling International, Inc. (a)	3,478,506
171,500	Del Monte Foods Co.	1,546,930
40,800	Diamond Foods, Inc.	871,488
27,721	Ennis, Inc.	469,594
36,700	Green Mountain Coffee Roasters, Inc. (a)	1,181,740
25,798	Longs Drug Stores Corp.	1,033,468
24,067	Mannatech, Inc.	157,157
7,775	Nash Finch Co.	284,409
24,200	Nu Skin Enterprises, Inc., Class A	433,906
12,438	Pantry, Inc. (a)	134,952
27,880	Premier Exhibitions, Inc. (a)	161,983
24,500	Ralcorp Holdings, Inc. (a)	1,495,480
26,000	Spartan Stores, Inc.	542,880
57,000	Tupperware Brands Corp.	2,245,800

		20,143,573

Energy (5.2%)
16,110	Atmos Energy Corp.	445,925
10,400	Atwood Oceanics, Inc. (a)	1,047,176
28,163	Callon Petroleum Co. (a)	563,260
5,124	Cimarex Energy Co.	319,225
19,376	Cleco Corp.	465,218
12,700	Comstock Resources, Inc. (a)	577,723
41,891	Delek US Holdings, Inc.	462,058
38,100	Frontier Oil Corp.	946,785
17,682	Great Plains Energy, Inc.	453,366
10,500	Gulf Island Fabrication, Inc.	415,170
54,747	Headwaters, Inc. (a)	625,758
9,700	Holly Corp.	402,356
5,197	Lufkin Industries, Inc.	392,114
13,000	Mariner Energy, Inc. (a)	358,280
52,332	Parker Drilling Co. (a)	419,703
29,800	Petroleum Development Corp. (a)	2,241,854
42,318	Pioneer Drilling Co. (a)	691,053
20,901	Southwest Gas Corp.	603,412
22,718	St. Mary Land & Exploration Co.	993,231
30,200	Stone Energy Corp. (a)	1,840,388
33,716	Swift Energy Co. (a)	1,757,952
23,504	Trico Marine Services, Inc. (a)	885,866
63,354	Union Drilling, Inc. (a)	1,071,316

See Accompanying Notes to Schedules of Portfolio Investments

PACIFIC CAPITAL FUNDS

Small Cap Fund

Schedule of Portfolio Investments, Continued

April 30, 2008

(Unaudited)

Shares	Security Description	Value ($)
Common Stocks, continued
Energy, continued
8,300	W&T Offshore, Inc.	339,470

		18,318,659

Financials (11.7%)
19,028	Advanta Corp., Class B	167,066
11,262	Allied World Assurance Holdings Ltd.	464,332
33,800	American Equity Investment Life Holding Co.	326,170
24,000	American Physicians Capital, Inc.	1,112,400
76,406	Amerisafe, Inc. (a)	1,089,550
10,959	Argo Group International Holdings Ltd. (a)	392,551
47,497	Aspen Insurance Holdings Ltd.	1,234,447
17,300	Assured Guaranty Ltd.	437,517
18,546	ASTA Funding, Inc.	264,651
21,722	Boston Private Financial Holdings, Inc.	202,015
28,182	Cascade Bancorp	257,020
7,900	Cash America International, Inc.	322,241
45,909	CBIZ, Inc. (a)	407,213
22,589	Citizens Republic Bancorp, Inc.	186,359
13,700	Community Bank System, Inc.	349,213
22,532	Corus Bankshares, Inc.	165,160
4,000	Cullen/Frost Bankers, Inc.	223,280
50,510	CVB Financial Corp.	579,855
10,736	Delphi Financial Group, Inc.	292,234
23,396	Deluxe Corp.	497,399
85,200	Dime Community Bancshares	1,590,684
17,467	Dollar Financial Corp. (a)	376,938
25,000	Employers Holdings, Inc.	477,000
13,611	Euronet Worldwide, Inc. (a)	240,642
24,949	F.N.B. Corp.	385,712
14,000	FCStone Group, Inc. (a)	579,880
59,846	First Commonwealth Financial Corp.	745,083
16,581	First Community Bancorp	356,326
48,347	First Niagara Financial Group, Inc.	697,647
13,684	First State Bancorp	127,261
12,600	FPIC Insurance Group, Inc. (a)	586,278
12,400	Frontier Financial Corp.	198,400
101,000	GFI Group, Inc.	1,186,750
13,600	Glacier Bancorp, Inc.	279,888
7,300	Greenhill & Co., Inc.	474,865
6,800	Hancock Holding Co.	280,636
24,184	Hanmi Financial Corp.	169,046
7,300	Hilb Rogal & Hobbs Co.	211,189
14,500	Interactive Brokers Group, Inc., Class A (a)	457,765
22,566	Investment Technology Group, Inc. (a)	1,089,035
38,668	Knight Capital Group, Inc. (a)	723,478
4,400	Morningstar, Inc. (a)	255,112
35,400	National Penn Bancshares, Inc.	590,826
10,500	Navigators Group, Inc. (a)	514,500
20,100	optionsXpress Holdings, Inc.	431,547
21,500	Oriental Financial Group, Inc.	404,200
12,900	Philadelphia Consolidated Holding Corp. (a)	475,752
13,100	Platinum Underwriters Holdings Ltd.	469,897
20,100	Provident New York Bancorp	268,536
17,567	Safety Insurance Group, Inc.	630,655
63,019	SeaBright Insurance Holdings, Inc. (a)	978,055
31,037	Selective Insurance Group, Inc.	661,709
13,000	Sterling Bancorp	213,330
98,657	Sterling Bancshares, Inc.	1,025,046
21,000	Strategic Hotels & Resorts, Inc.	302,610
113,192	Sunstone Hotel Investors, Inc.	2,114,427
166,683	Susquehanna Bancshares, Inc.	3,315,325
19,369	SVB Financial Group (a)	942,496
23,200	SWS Group, Inc.	304,384
20,700	Texas Capital Bancshares, Inc. (a)	381,915
24,200	UCBH Holdings, Inc.	176,176
12,397	UMB Financial Corp.	615,387
10,514	Umpqua Holdings Corp.	155,081
21,632	Universal American Financial Corp. (a)	232,111
8,800	Validus Holdings Ltd.	200,200
47,309	Wadell & Reed Financial, Inc., Class A	1,601,883
99,600	Washington Federal, Inc.	2,371,476
7,900	Westamerica Bancorp	461,676
6,754	Wilmington Trust Corp.	222,071
14,745	Zenith National Insurance Corp.	547,629

		41,069,188

Health Care (13.9%)
46,690	Acadia Pharmaceuticals, Inc. (a)	373,520
15,600	Acorda Therapeutics, Inc. (a)	328,380
81,600	Adolor Corp. (a)	398,208
12,307	Air Methods Corp. (a)	493,511
58,700	Alkermes, Inc. (a)	729,641
114,519	American Oriental Bioengineering, Inc. (a)	1,101,673
21,921	Amerigroup Corp. (a)	569,727
24,600	AngioDynamics, Inc. (a)	363,588
44,243	Applera Corp. - Celera Genomics Group (a)	591,971
20,100	Apria Healthcare Group, Inc. (a)	354,162
93,515	Arena Pharmaceuticals, Inc. (a)	522,749
25,900	Auxilium Pharmaceuticals, Inc. (a)	796,425
58,900	BioScrip, Inc. (a)	323,950
64,900	Bruker Corp. (a)	786,588
88,100	Centene Corp. (a)	1,618,397
44,600	Cepheid, Inc. (a)	872,822
25,040	CONMED Corp. (a)	639,021
40,600	Cubist Pharmaceuticals, Inc. (a)	786,016
130,459	CV Therapeutics, Inc. (a)	1,193,700
83,530	Cytokinetics, Inc. (a)	288,178
19,500	Endo Pharmaceuticals Holdings, Inc. (a)	484,185
51,800	Exelixis, Inc. (a)	394,198
29,796	Gentiva Health Services, Inc. (a)	647,765
53,738	Healthspring, Inc. (a)	904,948
52,300	Herbalife Ltd.	2,289,694
17,500	Hill-Rom Holdings, Inc.	439,775
3,400	Hologic, Inc. (a)	99,246
76,952	Human Genome Sciences, Inc. (a)	504,036
16,097	ICU Medical, Inc. (a)	404,357
151,855	Incyte Pharmaceuticals, Inc. (a)	1,647,627
96,933	Invacare Corp.	1,748,671
12,300	Kendle International, Inc. (a)	525,087
33,800	King Pharmaceuticals, Inc. (a)	317,382

See Accompanying Notes to Schedules of Portfolio Investments

PACIFIC CAPITAL FUNDS

Small Cap Fund

Schedule of Portfolio Investments, Continued

April 30, 2008

(Unaudited)

Shares	Security Description	Value ($)
Common Stocks, continued
Health Care, continued
42,310	Kosan Biosciences, Inc. (a)	70,235
55,106	LifePoint Hospitals, Inc. (a)	1,659,793
16,400	Lincare Holdings, Inc. (a)	399,176
37,700	Martek Biosciences Corp. (a)	1,329,302
18,500	MedCath Corp. (a)	343,360
66,100	Medicines Co. (The) (a)	1,305,475
51,100	Merit Medical Systems, Inc. (a)	751,681
146,168	NPS Pharmaceuticals, Inc. (a)	551,053
22,012	Obagi Medical Products, Inc. (a)	176,316
31,400	OSI Pharmaceuticals, Inc. (a)	1,088,010
54,000	Owens & Minor, Inc.	2,447,280
43,800	Pain Therapeutics, Inc. (a)	303,972
80,973	Perrigo Co.	3,319,083
43,200	Pharmanet Development Group, Inc. (a)	1,030,752
28,195	Phoenix Cos, Inc. (The)	366,535
13,900	Progenics Pharmaceuticals, Inc. (a)	187,233
66,462	Regeneron Pharmaceuticals, Inc. (a)	1,303,984
113,996	Renovis, Inc. (a)	257,631
99,889	Rigel Pharmaceuticals, Inc. (a)	2,247,502
53,800	Salix Pharmaceuticals Ltd. (a)	377,676
35,402	Sciele Pharma, Inc. (a)	682,197
25,781	STERIS Corp.	714,391
9,063	SurModics, Inc. (a)	403,032
32,106	Symmetry Medical, Inc. (a)	450,447
36,949	TriZetto Group, Inc. (The) (a)	777,776
23,900	Vertex Pharmaceuticals, Inc. (a)	609,928
72,822	ViroPharma, Inc. (a)	667,050
21,886	XenoPort, Inc. (a)	936,283
60,347	Zymogenetics, Inc. (a)	537,088

		48,833,439

Industrials (21.2%)
10,401	A.O. Smith Corp.	321,807
75,814	Actuant Corp., Class A	2,567,820
68,455	Acuity Brands, Inc.	3,274,887
4,000	Analogic Corp.	230,360
49,706	Applied Industrial Technologies	1,200,897
14,146	Arch Chemicals, Inc.	481,954
10,700	Be Aerospace, Inc. (a)	431,852
12,870	Briggs & Stratton Corp.	195,881
5,200	Bucyrus International, Inc.	654,836
14,469	Cabot Microelectronics Corp. (a)	492,669
20,518	Ceradyne, Inc. (a)	799,381
23,212	CF Industries Holdings, Inc.	3,103,444
16,886	Checkpoint Systems, Inc. (a)	437,854
41,117	Complete Production Services, Inc. (a)	1,110,570
13,210	COMSYS IT Partners, Inc. (a)	108,058
30,632	Cox Radio, Inc., Class A (a)	356,250
22,563	CTS Corp.	253,834
14,470	Cymer, Inc. (a)	376,075
27,561	Dawson Geophysical Co. (a)	1,993,763
10,158	Drew Industries, Inc. (a)	247,754
11,300	Ducommun, Inc. (a)	368,154
18,100	DynCorp International, Inc., Class A (a)	324,895
40,256	EMCOR Group, Inc. (a)	1,008,815
32,200	Encore Wire Corp.	727,720
16,950	EnerSys (a)	396,630
24,126	EnPro Industries, Inc. (a)	875,774
37,400	Esterline Technologies Corp. (a)	2,081,684
11,231	First Advantage Corp., Class A (a)	230,348
51,681	FLIR Systems, Inc. (a)	1,774,209
15,716	Flowers Foods, Inc.	406,887
8,094	Freightcar America, Inc.	310,810
48,430	Gardner Denver Machinery, Inc. (a)	2,249,574
13,700	Global Industries Ltd. (a)	218,652
15,534	Graco, Inc.	643,263
181,900	GrafTech International Ltd. (a)	3,574,335
41,886	H.B. Fuller Co.	966,729
11,249	Heidrick & Struggles International, Inc.	336,683
23,325	Horace Mann Educators Corp.	394,659
42,763	Hub Group, Inc. (a)	1,397,922
71,056	Intevac, Inc. (a)	943,624
31,100	ION Geophysical Corp. (a)	495,423
31,986	Knight Transportation, Inc.	543,442
8,900	Koppers Holdings, Inc.	431,116
8,900	Layne Christensen Co. (a)	379,763
13,505	Lennox International, Inc.	447,556
56,600	Matthews International Corp., Class A	2,798,304
5,344	Middleby Corp. (The) (a)	335,336
47,374	MKS Instruments, Inc. (a)	1,082,496
14,526	Monarch Casino & Resort, Inc. (a)	192,324
34,613	MPS Group, Inc. (a)	371,398
23,326	Mueller Industries, Inc.	755,063
68,182	Oil States International, Inc. (a)	3,413,191
136,700	Olin Corp.	2,757,239
49,888	Perini Corp. (a)	1,804,948
20,140	ProAssurance Corp. (a)	1,063,996
190,200	QLogic Corp. (a)	3,035,592
15,300	Regal-Beloit Corp.	567,477
19,470	Resources Connection, Inc.	393,489
43,590	Robbins & Myers, Inc.	1,737,497
13,900	Rock-Tenn Co.	471,627
27,600	Schnitzer Steel Industries, Inc.	2,428,800
12,709	SkyWest, Inc.	241,852
8,861	Speedway Motorsports, Inc.	230,740
49,102	Spherion Corp. (a)	242,564
31,030	Steelcase, Inc.	343,812
30,184	Sun Hydraulic Corp.	910,953
49,619	Technitrol, Inc.	1,041,999
33,940	Teledyne Technologies, Inc. (a)	1,993,296
16,424	TreeHouse Foods, Inc. (a)	372,332
7,571	Triumph Group, Inc.	445,705
54,241	Ultra Clean Holdings, Inc. (a)	579,836
39,876	Varian Semiconductor Equipment Associates, Inc. (a)	1,460,658
15,383	W.R. Grace & Co. (a)	390,113
46,122	Watson Wyatt & Co. Holdings	2,703,672

		74,334,922

Information Technology (12.8%)
60,982	Advanced Energy Industries, Inc. (a)	853,748
12,124	American Reprographics Co. (a)	192,408
81,948	ANSYS, Inc. (a)	3,296,768
87,648	Arris Group, Inc. (a)	709,949
105,400	Art Technology Group, Inc. (a)	377,332
10,474	Avid Technology, Inc. (a)	218,592
49,514	Avocent Corp. (a)	966,018
33,496	Benchmark Electronics, Inc. (a)	595,559
19,624	Blue Coat Systems, Inc. (a)	414,263

See Accompanying Notes to Schedules of Portfolio Investments

PACIFIC CAPITAL FUNDS

Small Cap Fund

Schedule of Portfolio Investments, Continued

April 30, 2008

(Unaudited)

Shares	Security Description	Value ($)
Common Stocks, continued
Information Technology, continued
82,400	BluePhoenix Solutions Ltd. (a)	704,520
42,392	Brocade Communications Systems, Inc. (a)	303,527
39,297	CSG Systems International, Inc. (a)	475,494
8,123	Cubic Corp.	220,214
21,000	CyberSource Corp. (a)	381,150
5,600	DRS Technologies, Inc.	349,664
55,000	EarthLink, Inc. (a)	502,150
107,000	EMCORE Corp. (a)	661,260
23,692	EMS Technologies, Inc. (a)	612,675
178,096	Emulex Corp. (a)	2,331,277
10,424	FactSet Research Systems, Inc.	625,753
11,300	Global Sources Ltd. (a)	156,957
15,894	Imation Corp.	371,602
102,200	Insight Enterprises, Inc. (a)	1,232,532
23,000	Integrated Device Technology, Inc. (a)	245,870
164,219	Interwoven, Inc. (a)	1,849,106
41,906	Ixia (a)	297,113
27,969	J2 Global Communications, Inc. (a)	598,537
12,703	JDA Software Group, Inc. (a)	240,087
31,696	Magma Design Automation, Inc. (a)	295,724
55,300	Mantech International Corp. (a)	2,641,681
25,700	Measurement Specialties, Inc. (a)	416,083
41,689	Mentor Graphics Corp. (a)	419,808
26,585	Methode Electronics, Inc.	288,181
30,564	Micrel, Inc.	300,138
8,200	MicroStrategy, Inc., Class A (a)	727,586
10,425	MTS Systems Corp.	358,411
34,169	Net 1 UEPS Technologies, Inc. (a)	800,921
17,228	Nuance Communications, Inc. (a)	349,384
13,078	Omniture, Inc. (a)	298,440
156,100	OmniVision Technologies, Inc. (a)	2,503,844
28,121	Orbitz Worldwide, Inc. (a)	223,562
15,300	OSI Systems, Inc. (a)	374,085
30,700	Perficient, Inc. (a)	281,826
20,351	Perot Systems Corp., Class A (a)	318,290
13,300	Phoenix Technologies Ltd. (a)	156,807
14,218	Plexus Corp. (a)	342,512
15,600	Progress Software Corp. (a)	471,588
16,400	Radiant Systems, Inc. (a)	221,236
39,948	Rofin-Sinar Technologies, Inc. (a)	1,521,220
28,200	Rudolph Technologies, Inc. (a)	286,512
41,100	SAIC, Inc. (a)	780,900
66,500	Sapient Corp. (a)	473,480
12,600	Sigma Designs, Inc. (a)	225,288
147,943	Skyworks Solutions, Inc. (a)	1,285,625
38,812	Smart Modular Technologies (WWH), Inc. (a)	234,036
27,800	Soapstone Networks, Inc. (a)	194,600
55,676	Sohu.com, Inc. (a)	3,848,882
49,947	Sonicwall, Inc. (a)	384,092
16,721	SPSS, Inc. (a)	706,295
24,188	Sybase, Inc. (a)	711,611
88,567	TIBCO Software, Inc. (a)	679,309
16,200	Travelzoo, Inc. (a)	180,468
53,497	United Online, Inc.	571,348
23,328	Vignette Corp. (a)	269,438
55,732	Vishay Intertechnology, Inc. (a)	526,667
20,900	Zoran Corp. (a)	275,044

		44,729,047

Materials (5.5%)
36,671	A. Schulman, Inc.	777,425
52,300	Alpha Natural Resources, Inc. (a)	2,544,395
28,183	Belden, Inc.	950,894
13,600	Brush Engineered Materials, Inc. (a)	421,736
15,600	Cabot Corp.	454,896
9,682	Carpenter Technology Corp.	496,493
8,512	Century Aluminum Co. (a)	589,797
10,051	Cleveland Cliffs, Inc.	1,612,180
32,100	Columbus McKinnon Corp. (a)	908,751
61,200	Entegris, Inc. (a)	461,448
31,085	Greif, Inc., Class A	2,008,091
19,500	James River Coal Co. (a)	433,485
27,100	L.B. Foster Co., Class A (a)	869,910
10,700	Massey Energy Co.	559,931
5,700	NewMarket Corp.	370,101
16,200	Olympic Steel, Inc.	829,440
16,072	OM Group, Inc. (a)	880,103
21,700	Park Electrochemical Corp.	588,070
106,300	PolyOne Corp. (a)	784,494
43,100	Stillwater Mining Co. (a)	611,158
38,456	Terra Industries, Inc. (a)	1,455,944
7,300	Universal Stainless & Alloy Products, Inc. (a)	279,298
7,800	Walter Industries, Inc.	541,008

		19,429,048

Real Estate Investment Trusts (2.8%)
1,173	Alexander’s, Inc. (a)	417,940
33,500	Anworth Mortgage Asset Corp.	223,780
61,236	Ashford Hospitality Trust	354,556
58,131	BioMed Realty Trust, Inc.	1,511,406
33,400	Brandywine Realty Trust	582,830
41,913	Cedar Shopping Centers, Inc.	523,913
10,200	Corporate Office Property Trust	380,460
17,689	Entertainment Properties Trust	943,885
15,278	First Industrial Realty Trust, Inc.	461,548
44,320	Medical Properties Trust, Inc.	538,488
54,700	MFA Mortgage Investments, Inc.	382,353
6,600	Mid-America Apartment Communities, Inc.	349,866
29,836	National Retail Properties, Inc.	683,543
9,100	Nationwide Health Properties, Inc.	327,782
26,537	Omega Healthcare Investors, Inc.	464,398
21,791	Pennsylvania Real Estate Investment Trust	548,697
19,317	Realty Income Corp.	508,230
29,900	Senior Housing Properties Trust	716,105

		9,919,780

Telecommunications (2.2%)
14,500	ADC Telecommunications, Inc. (a)	203,290
23,464	Atlantic Tele-Network, Inc.	730,435
47,300	Centennial Communications Corp. (a)	286,638
93,402	Cincinnati Bell, Inc. (a)	433,385
26,891	CommScope, Inc. (a)	1,278,667
24,200	DSP Group, Inc. (a)	317,746
7,200	GeoEye, Inc. (a)	165,816
8,900	NeuStar, Inc., Class A (a)	244,839

See Accompanying Notes to Schedules of Portfolio Investments

PACIFIC CAPITAL FUNDS

Small Cap Fund

Schedule of Portfolio Investments, Continued

April 30, 2008

(Unaudited)

Shares or Principal Amount ($)	Security Description	Value ($)
Common Stocks, continued
Telecommunications, continued
26,059	NTELOS Holdings Corp.	674,407
21,700	Oplink Communications, Inc. (a)	208,537
180,300	Premiere Global Services, Inc. (a)	2,617,956
25,000	RCN Corp.	286,500
29,000	Virgin Mobile USA, Inc., Class A (a)	120,350

		7,568,566

Transportation (1.1%)
14,500	Arkansas Best Corp.	572,460
11,800	GulfMark Offshore, Inc. (a)	705,640
26,862	Landstar System, Inc.	1,395,749
3,500	Overseas Shipholding Group, Inc.	263,410
20,934	Saia, Inc. (a)	289,099
34,629	Werner Enterprises, Inc.	673,534

		3,899,892

Utilities (2.3%)
14,529	El Paso Electric Co. (a)	327,920
8,046	IDACORP, Inc.	261,012
10,800	Laclede Group, Inc. (The)	408,456
18,082	New Jersey Resources Corp.	575,912
6,200	Nicor, Inc.	217,744
49,983	Northwest Natural Gas Co.	2,242,737
135,509	Westar Energy, Inc.	3,142,454
27,158	WGL Holdings, Inc.	890,782

		8,067,017

Total Common Stocks (Cost $357,261,706)		343,490,493

Mutual Funds (0.5%)
23,800	iShares Russell 2000 Index Fund	1,699,082

Total Mutual Funds (Cost $1,675,061)		1,699,082

Cash Sweep (1.0%)
3,417,213	Bank of New York Cash Reserve Fund, 2.40%(b)	3,417,213

Total Cash Sweep (Cost $3,417,213)		3,417,213

Total Investments (Cost $362,353,980) (c)—99.4%		348,606,788
Other assets in excess of liabilities — 0.6%		2,270,185

NET ASSETS — 100.0%		$350,876,973

(a)	Non-income producing security.

(b)	Rate periodically changes. Rate disclosed is the daily yield on April 30, 2008.

(c)	Cost for federal income tax purposes is $367,302,024. Unrealized appreciation/ depreciation on a tax basis is as follows:

Unrealized appreciation	$27,845,799
Unrealized depreciation	(46,541,035)

Net unrealized depreciation	$(18,695,236)

See Accompanying Notes to Schedules of Portfolio Investments

PACIFIC CAPITAL FUNDS

Mid-Cap Fund

Schedule of Portfolio Investments

April 30, 2008

(Unaudited)

Shares	Security Description	Value ($)
Common Stocks (98.0%)
Consumer Discretionary (16.5%)
16,750	Aeropostale, Inc. (a)	532,482
14,000	American Greetings Corp., Class A	250,600
12,600	AutoNation, Inc. (a)	201,726
23,900	Barnes & Noble, Inc.	771,492
11,900	Big Lots, Inc. (a)	321,657
20,500	Blyth, Inc.	345,220
15,900	Bob Evans Farms, Inc.	446,313
13,000	DeVry, Inc.	741,000
13,400	Fossil, Inc. (a)	479,586
11,200	Fresh Del Monte Produce, Inc. (a)	354,928
10,200	Herman Miller, Inc.	237,966
22,700	Hewitt Associates, Inc., Class A (a)	930,700
6,700	ITT Educational Services, Inc. (a)	513,622
27,400	Lear Corp. (a)	782,818
7,800	Manpower, Inc.	523,614
2,500	Netflix, Inc. (a)	79,950
4,200	Owens-Illinois, Inc. (a)	231,630
5,200	Priceline.com, Inc. (a)	663,728
10,100	RadioShack Corp.	140,390
7,700	Rollins, Inc.	122,661
5,900	Ruddick Corp.	228,330
3,000	Scholastic Corp. (a)	84,450
2,800	Strayer Education, Inc.	519,932
17,200	Tech Data Corp. (a)	578,092
8,700	Warnaco Group, Inc. (The) (a)	401,418

		10,484,305

Consumer Staples (2.9%)
19,400	BJ’s Wholesale Club, Inc. (a)	739,528
1,400	Chipotle Mexican Grill, Inc., Class A (a)	137,382
4,300	GameStop Corp., Class A (a)	236,672
6,000	Tupperware Brands Corp.	236,400
14,500	Tyson Foods, Inc., Class A	258,100
3,700	Universal Corp.	237,503

		1,845,585

Energy (6.7%)
21,600	Cimarex Energy Co.	1,345,680
11,400	CMS Energy Corp.	166,212
8,600	Denbury Resources, Inc. (a)	262,816
9,900	Energy East Corp.	225,720
7,300	ENSCO International, Inc.	465,229
6,600	Frontier Oil Corp.	164,010
11,300	Noble Energy, Inc.	983,100
14,100	Reliant Energy, Inc. (a)	362,934
4,100	Tidewater, Inc.	267,402

		4,243,103

Entertainment (0.7%)
24,300	Regal Entertainment Group	460,728

Financials (10.8%)
4,800	Alliance Data Systems Corp. (a)	275,568
15,800	Associated Banc-Corp.	446,666
11,300	Assured Guaranty Ltd.	285,777
26,400	Axis Capital Holdings Ltd.	895,224
4,500	ChoicePoint, Inc. (a)	217,575
7,800	City National Corp.	378,456
8,500	Deluxe Corp.	180,710
1,600	Everest Re Group Ltd.	144,560
6,500	First American Corp.	213,200
21,500	GLG Partners, Inc.	177,375
27,400	Hospitality Properties Trust	880,362
8,000	Interactive Data Corp.	215,840
11,800	PartnerRe Ltd.	872,964
12,500	Raymond James Financial, Inc.	359,625
9,500	Waddell & Reed Financial, Inc., Class A	321,670
13,500	Webster Financial Corp.	351,675
3,600	Westamerica Bancorp	210,384
13,000	Wilmington Trust Corp.	427,440

		6,855,071

Health Care (12.3%)
29,000	Applera Corp.	925,390
25,700	Apria Healthcare Group, Inc. (a)	452,834
13,800	Health Net, Inc. (a)	404,202
14,800	Herbalife Ltd.	647,944
3,800	Intuitive Surgical, Inc. (a)	1,099,188
11,900	Invitrogen Corp. (a)	1,113,483
26,400	Kindred Healthcard, Inc. (a)	626,472
8,800	Kinetic Concepts, Inc. (a)	349,008
15,600	King Pharmaceuticals, Inc. (a)	146,484
4,900	Lincare Holdings, Inc. (a)	119,266
18,900	Millennium Pharmaceuticals (a)	470,043
2,800	OSI Pharmaceuticals, Inc. (a)	97,020
4,900	Par Pharmaceutical Cos., Inc. (a)	83,545
10,000	Patterson Cos., Inc. (a)	342,000
2,000	Pediatrix Medical Group, Inc. (a)	136,040
9,700	Perrigo Co.	397,603
6,000	Techne Corp. (a)	435,120

		7,845,642

Industrials (15.8%)
21,900	Agco Corp. (a)	1,316,847
2,600	Alliant Techsystems, Inc. (a)	285,376
5,400	Brink’s Co. (The)	392,850
6,400	CF Industries Holdings, Inc.	855,680
20,900	Cummins, Inc.	1,309,385
3,300	Dresser-Rand Group, Inc. (a)	120,681
11,500	Flowserve Corp.	1,427,035
11,200	Global Industries Ltd. (a)	178,752
10,300	Jacobs Engineering Group, Inc. (a)	889,199
21,400	KBR, Inc.	617,176
11,700	Lennox International, Inc.	387,738
20,000	Manitowoc Company, Inc. (The)	756,400
7,700	Olin Corp.	155,309
36,900	Semtech Corp. (a)	599,256
1,400	SPX Corp.	172,200
34,700	Triquint Semiconductor (a)	228,673
19,400	Worthington Industries, Inc.	349,394

		10,041,951

Information Technology (7.6%)
17,300	Activision, Inc. (a)	467,965
15,200	Avnet, Inc. (a)	398,088
11,600	BMC Software, Inc. (a)	403,216
12,200	Compuware Corp. (a)	91,988
6,600	Dun & Bradstreet Corp. (The)	556,380
27,800	Ingram Micro, Inc. (a)	472,878
11,200	Intersil Corp., Class A	299,264
7,800	Lexmark International, Inc., Class A (a)	244,842
4,300	McAfee, Inc. (a)	142,975
9,100	Metavante Technologies, Inc. (a)	214,487
27,100	Novell, Inc. (a)	170,188

See Accompanying Notes to Schedules of Portfolio Investments

PACIFIC CAPITAL FUNDS

Mid-Cap Fund

Schedule of Portfolio Investments, Continued

April 30, 2008

(Unaudited)

Shares	Security Description	Value ($)
Common Stocks, continued
Information Technology, continued
3,900	Novellus Systems, Inc. (a)	85,254
19,100	Synopsys, Inc. (a)	441,401
28,500	Western Digital Corp. (a)	826,215

		4,815,141

Materials (4.8%)
18,400	AK Steel Holding Corp.	1,155,152
15,300	Celanese Corp., Series A	684,675
1,100	Cleveland Cliffs, Inc.	176,440
5,100	Lubrizol Corp. (The)	297,432
7,000	Packaging Corp. of America	153,860
14,900	Terra Industries, Inc. (a)	564,114

		3,031,673

Oil & Gas Services (2.2%)
19,300	FMC Technologies, Inc. (a)	1,296,960
1,700	Whiting Petroleum Corp. (a)	130,084

		1,427,044

Real Estate Investment Trusts (5.3%)
19,700	AMB Property Corp.	1,137,675
35,500	Annaly Capital Management, Inc.	594,980
11,600	First Industrial Realty Trust, Inc.	350,436
41,100	HRPT Properties Trust	284,823
9,500	Mack-Cali Realty Corp.	370,690
13,600	Potlatch Corp.	609,416

		3,348,020

Telecommunications (3.4%)
30,400	ADC Telecommunications, Inc. (a)	426,208
6,100	CenturyTel, Inc.	197,945
1,900	Harris Corp.	102,657
17,700	JDS Uniphase Corp. (a)	253,287
29,100	Plantronics, Inc.	724,881
11,400	Telephone & Data Systems, Inc.	436,620

		2,141,598

Transportation (1.7%)
19,900	ArvinMeritor, Inc.	297,306
5,000	Frontline Ltd.	280,300
27,300	Werner Enterprises, Inc.	530,985

		1,108,591

Utilities (7.3%)
17,700	Alliant Energy Corp.	666,759
10,400	Energen Corp.	709,696
9,800	Forest Oil Corp. (a)	577,514
15,450	MDU Resources Group, Inc.	446,042
3,900	Nicor, Inc.	136,968
16,700	Northeast Utilities	439,544
6,200	OGE Energy Corp.	202,678
4,500	ONEOK, Inc.	216,540
14,300	WGL Holdings, Inc.	469,040
17,000	Wisconsin Energy Corp.	806,820

		4,671,601

Total Common Stocks (Cost $61,888,983)		62,320,053

Investment Companies (0.1%)
43,428	Victory Federal Money Market Fund, 1.83% (b)	43,428

Total Investment Companies (Cost $43,428)		43,428

Total Investments (Cost $61,932,411) (c)—98.1%		62,363,481
Other assets in excess of liabilities — 1.9%		1,218,250

NET ASSETS — 100.0%		$63,581,731

(a)	Non-income producing security.

(b)	Rate periodically changes. Rate disclosed is the daily yield on April 30, 2008.

(c)	Cost for federal income tax purposes is $62,097,621. Unrealized appreciation/ depreciation on a tax basis is as follows:

Unrealized appreciation	$5,960,840
Unrealized depreciation	(5,694,980)

Net unrealized appreciation	$265,860

See Accompanying Notes to Schedules of Portfolio Investments

PACIFIC CAPITAL FUNDS

Growth Stock Fund

Schedule of Portfolio Investments

April 30, 2008

(Unaudited)

Shares	Security Description	Value ($)
Common Stocks (99.1%)
Consumer Discretionary (12.3%)
9,600	Avon Products, Inc.	374,592
11,200	Bunge Ltd.	1,277,808
64,640	CBS Corp., Class B	1,491,245
35,440	Colgate-Palmolive Co.	2,505,608
94,465	Expedia, Inc. (a)	2,386,186
5,320	Manpower, Inc.	357,132
39,990	McDonald’s Corp.	2,382,604
24,770	NIKE, Inc., Class B	1,654,636
18,640	Omnicom Group, Inc.	889,873
12,800	Owens-Illinois, Inc. (a)	705,920
85,410	TJX Companies, Inc. (The)	2,751,910
29,800	Wal-Mart Stores, Inc.	1,727,804

		18,505,318

Consumer Staples (8.1%)
20,400	Best Buy Co., Inc.	877,608
36,300	Coca-Cola Enterprises, Inc.	816,750
24,500	Costco Wholesale Corp.	1,745,625
10,700	Eastman Kodak Co.	191,423
79,770	Kroger Co. (The)	2,173,732
58,204	PepsiCo, Inc.	3,988,720
26,457	Procter & Gamble Co. (The)	1,773,942
21,700	Sysco Corp.	663,369

		12,231,169

Education (0.6%)
18,000	Apollo Group, Inc., Class A (a)	916,200

Energy (19.2%)
5,500	Apache Corp.	740,740
54,660	Chevron Corp.	5,255,559
11,620	Constellation Energy Group	983,633
12,790	Devon Energy Corp.	1,450,386
145,540	Exxon Mobil Corp.	13,545,408
39,500	McDermott International, Inc. (a)	2,116,410
21,200	Murphy Oil Corp.	1,915,208
16,300	Noble Energy, Inc.	1,418,100
10,900	Sunoco, Inc.	505,869
17,370	Valero Energy Corp.	848,524

		28,779,837

Financials (7.0%)
12,500	Axis Capital Holdings Ltd.	423,875
25,000	Charles Schwab Corp. (The)	540,000
17,750	Chubb Corp. (The)	940,217
12,360	CIGNA Corp.	527,896
12,945	Discover Financial Services	235,728
4,900	Franklin Resources, Inc.	466,235
6,400	Freddie Mac	159,424
13,600	Goldman Sachs Group, Inc. (The)	2,602,632
7,540	JP Morgan Chase & Co.	359,281
7,450	Loews Corp.	313,720
3,330	MasterCard, Inc., Class A	926,273
20,290	Morgan Stanley	986,094
38,440	Travelers Cos., Inc. (The)	1,937,376
3,330	XL Capital Ltd., Class A	116,184

		10,534,935

Health Care (13.5%)
33,770	AmerisourceBergen Corp.	1,369,374
7,840	Amgen, Inc. (a)	328,261
39,700	Applera Corp.	1,266,827
49,960	Baxter International, Inc.	3,113,507
36,720	Biogen Idec, Inc. (a)	2,228,537
6,700	Express Scripts, Inc. (a)	469,134
6,700	Genentech, Inc. (a)	456,940
24,100	Humana, Inc. (a)	1,151,739
4,700	Intuitive Surgical, Inc. (a)	1,359,522
62,160	Johnson & Johnson	4,170,314
46,440	Medco Health Solutions, Inc. (a)	2,300,638
100,220	Pfizer, Inc.	2,015,424

		20,230,217

Industrials (9.7%)
5,900	Agco Corp. (a)	354,767
32,100	Boeing Co. (The)	2,724,006
38,360	Cummins, Inc.	2,403,254
8,550	Fluor Corp.	1,307,039
34,490	Honeywell International, Inc.	2,048,706
16,050	Lockheed Martin Corp.	1,701,942
32,780	National-Oilwell Varco, Inc. (a)	2,243,791
3,300	Parker Hannifin Corp.	263,505
8,900	Raytheon Co.	569,333
18,300	Rockwell Automation, Inc.	992,409

		14,608,752

Information Technology (21.6%)
61,470	Accenture Ltd., Class A	2,308,198
7,500	Amazon.com, Inc. (a)	589,725
27,860	Apple Computer, Inc. (a)	4,846,247
5,100	Automatic Data Processing, Inc.	225,420
6,000	Avnet, Inc. (a)	157,140
30,890	BMC Software, Inc. (a)	1,073,736
51,600	CA, Inc.	1,142,424
134,490	Cisco Systems, Inc. (a)	3,448,324
12,800	eBay, Inc. (a)	400,512
53,150	Hewlett-Packard Co.	2,463,502
85,200	Intel Corp.	1,896,552
11,280	International Business Machines Corp.	1,361,496
70,400	Juniper Networks, Inc. (a)	1,944,448
13,100	MEMC Electronic Materials, Inc. (a)	824,907
200,430	Microsoft Corp.	5,716,264
29,570	Novell, Inc. (a)	185,700
28,850	NVIDIA Corp. (a)	592,868
30,300	Symantec Corp. (a)	521,766
34,990	Texas Instruments, Inc.	1,020,308
31,000	Western Digital Corp. (a)	898,690
31,700	Yahoo!, Inc. (a)	868,897

		32,487,124

Materials (3.2%)
24,600	Celanese Corp., Series A	1,100,850
6,420	Eastman Chemical Co.	471,870
7,500	Mosaic Co. (The) (a)	918,825
15,600	Southern Copper Corp.	1,790,256
3,080	United States Steel Corp.	474,166

		4,755,967

Oil & Gas Services (2.5%)
27,800	FMC Technologies, Inc. (a)	1,868,160
4,600	Occidental Petroleum Corp.	382,766
10,100	Transocean, Inc. (a)	1,489,346

		3,740,272

Real Estate Investment Trusts (0.1%)
12,200	Annaly Capital Management, Inc.	204,472

Telecommunications (0.5%)
11,800	Ciena Corp. (a)	398,958

See Accompanying Notes to Schedules of Portfolio Investments

PACIFIC CAPITAL FUNDS

Growth Stock Fund

Schedule of Portfolio Investments, Continued

April 30, 2008

(Unaudited)

Shares	Security Description	Value ($)
Common Stocks, continued
Telecommunications, continued
186	FairPoint Communications, Inc.	1,713
9,900	Verizon Communications, Inc.	380,952

		781,623

Transportation (0.8%)
15,600	United Parcel Service, Inc., Class B	1,129,596

Total Common Stocks (Cost $144,599,765)		148,905,482

Investment Companies (1.0%)
1,447,883	Victory Federal Money Market Fund, 1.83% (b)	1,447,883

Total Investment Companies (Cost $1,447,883)		1,447,883

Total Investments (Cost $146,047,648) (c)—100.1%		150,353,365
Liabilities in excess of other assets — (0.1)%		(125,980)

NET ASSETS — 100.0%		$150,227,385

(a)	Non-income producing security.

(b)	Rate periodically changes. Rate disclosed is the daily yield on April 30, 2008.

(c)	Cost for federal income tax purposes is $146,411,456. Unrealized appreciation/ depreciation on a tax basis is as follows:

Unrealized appreciation	$13,097,174
Unrealized depreciation	(9,155,265)

Net unrealized appreciation	$3,941,909

See Accompanying Notes to Schedules of Portfolio Investments

PACIFIC CAPITAL FUNDS

Growth and Income Fund

Schedule of Portfolio Investments

April 30, 2008

(Unaudited)

Shares	Security Description	Value ($)
Common Stocks (99.1%)
Consumer Discretionary (12.9%)
11,800	Bunge Ltd.	1,346,262
35,830	CBS Corp., Class B	826,598
35,560	Colgate-Palmolive Co.	2,514,092
9,010	Manpower, Inc.	604,841
40,785	McDonald’s Corp.	2,429,970
15,900	NIKE, Inc., Class B	1,062,120
41,160	Omnicom Group, Inc.	1,964,979
17,000	Owens-Illinois, Inc. (a)	937,550
24,620	Philip Morris International, Inc. (a)	1,256,359
48,110	RadioShack Corp.	668,729
75,700	TJX Companies, Inc. (The)	2,439,054
39,430	Walt Disney Co. (The)	1,278,715

		17,329,269

Consumer Staples (6.8%)
24,620	Altria Group, Inc.	492,400
21,500	Coca-Cola Enterprises, Inc.	483,750
29,700	Costco Wholesale Corp.	2,116,125
77,450	Kroger Co. (The)	2,110,513
39,195	PepsiCo, Inc.	2,686,033
8,000	Procter & Gamble Co. (The)	536,400
38,700	Tyson Foods, Inc., Class A	688,860

		9,114,081

Energy (16.0%)
31,420	ConocoPhillips	2,706,833
29,580	Constellation Energy Group	2,503,947
17,130	Devon Energy Corp.	1,942,542
27,880	ENSCO International, Inc.	1,776,792
65,840	Exxon Mobil Corp.	6,127,729
25,380	Marathon Oil Corp.	1,156,567
38,900	McDermott International, Inc. (a)	2,084,262
42,460	NiSource, Inc.	760,034
55,900	Reliant Energy, Inc. (a)	1,438,866
22,410	Valero Energy Corp.	1,094,728

		21,592,300

Financials (16.7%)
21,410	Allstate Corp. (The)	1,078,207
36,620	Bank of America Corp.	1,374,715
43,350	Citigroup, Inc.	1,095,454
13,100	Freddie Mac	326,321
10,000	Goldman Sachs Group, Inc. (The)	1,913,700
39,200	Invesco Ltd.	1,005,480
51,900	Janus Capital Group, Inc.	1,456,314
102,675	JP Morgan Chase & Co.	4,892,464
9,800	Loews Corp.	412,678
6,100	MasterCard, Inc., Class A	1,696,776
6,900	Morgan Stanley	335,340
9,490	Prudential Financial, Inc.	718,488
30,200	State Street Corp.	2,178,628
61,160	Travelers Cos., Inc. (The)	3,082,464
13,800	Wells Fargo & Co.	410,550
14,640	XL Capital Ltd., Class A	510,790

		22,488,369

Health Care (11.6%)
42,030	Aetna, Inc.	1,832,508
15,600	AmerisourceBergen Corp.	632,580
58,410	Baxter International, Inc.	3,640,111
23,030	Biogen Idec, Inc. (a)	1,397,691
39,726	Johnson & Johnson	2,665,217
11,600	Medco Health Solutions, Inc. (a)	574,664
28,910	Merck & Co., Inc.	1,099,737
190,038	Pfizer, Inc.	3,821,664

		15,664,172

Industrials (9.6%)
12,400	Agco Corp. (a)	745,612
21,840	Cummins, Inc.	1,368,276
50,050	Emerson Electric Co.	2,615,613
7,900	Fluor Corp.	1,207,673
38,730	Honeywell International, Inc.	2,300,562
21,160	Lockheed Martin Corp.	2,243,807
23,060	Northrop Grumman Corp.	1,696,524
9,490	W.W. Grainger, Inc.	822,878

		13,000,945

Information Technology (14.6%)
79,200	Accenture Ltd., Class A	2,973,960
13,300	Apple Computer, Inc. (a)	2,313,535
18,150	Avnet, Inc. (a)	475,348
30,930	BMC Software, Inc. (a)	1,075,127
92,020	Hewlett-Packard Co.	4,265,127
59,000	Juniper Networks, Inc. (a)	1,629,580
8,600	MEMC Electronic Materials, Inc. (a)	541,542
133,390	Microsoft Corp.	3,804,283
26,100	NVIDIA Corp. (a)	536,355
58,370	Texas Instruments, Inc.	1,702,069
15,700	Yahoo!, Inc. (a)	430,337

		19,747,263

Materials (3.3%)
21,300	Mosaic Co. (The) (a)	2,609,463
15,800	Southern Copper Corp.	1,813,208

		4,422,671

Real Estate Investment Trusts (1.3%)
27,600	Annaly Capital Management, Inc.	462,576
20,700	ProLogis	1,296,027

		1,758,603

Telecommunications (4.2%)
98,846	AT&T, Inc.	3,826,329
14,200	CenturyTel, Inc.	460,790
98,900	JDS Uniphase Corp. (a)	1,415,259

		5,702,378

Transportation (2.1%)
65,000	Southwest Airlines Co.	860,600
13,370	Union Pacific Corp.	1,941,190

		2,801,790

Total Common Stocks (Cost $131,758,891)		133,621,841

Investment Companies (1.0%)
1,272,043	Victory Federal Money Market Fund, 1.83% (b)	1,272,043
3,819	Victory Institutional Money Market Fund, Investor Shares, 2.20% (b)	3,819

Total Investment Companies (Cost $1,275,862)		1,275,862

Total Investments (Cost $133,034,753) (c)—100.1%		134,897,703
Liabilities in excess of other assets — (0.1)%		(80,051)

NET ASSETS — 100.0%		$134,817,652

(a)	Non-income producing security.

(b)	Rate periodically changes. Rate disclosed is the daily yield on April 30, 2008.

(c)	Cost for federal income tax purposes is $133,225,260. Unrealized appreciation/ depreciation on a tax basis is as follows:

Unrealized appreciation	$11,708,609
Unrealized depreciation	(10,036,166)

Net unrealized appreciation	$1,672,443

See Accompanying Notes to Schedules of Portfolio Investments

PACIFIC CAPITAL FUNDS

Value Fund

Schedule of Portfolio Investments

April 30, 2008

(Unaudited)

Shares	Security Description	Value ($)
Common Stocks (99.2%)
Consumer Discretionary (11.9%)
32,800	AutoNation, Inc. (a)	525,128
17,700	Bunge Ltd.	2,019,393
60,490	CBS Corp., Class B	1,395,504
17,990	Colgate-Palmolive Co.	1,271,893
9,050	Goodyear Tire & Rubber Co. (The) (a)	242,359
19,600	Hewitt Associates, Inc., Class A (a)	803,600
25,400	McDonald’s Corp.	1,513,332
11,300	NIKE, Inc., Class B	754,840
16,780	Omnicom Group, Inc.	801,077
24,400	Owens-Illinois, Inc. (a)	1,345,660
20,804	Philip Morris International, Inc. (a)	1,061,628
18,300	Tech Data Corp. (a)	615,063
33,980	TJX Companies, Inc. (The)	1,094,836
58,540	Walt Disney Co. (The)	1,898,452

		15,342,765

Consumer Staples (4.8%)
20,804	Altria Group, Inc.	416,080
7,600	Archer-Daniels-Midland Co.	334,856
12,100	Coca-Cola Enterprises, Inc.	272,250
12,600	Costco Wholesale Corp.	897,750
25,400	Eastman Kodak Co.	454,406
59,770	Kroger Co. (The)	1,628,733
11,910	PepsiCo, Inc.	816,192
10,700	Procter & Gamble Co. (The)	717,435
33,500	Tyson Foods, Inc., Class A	596,300

		6,134,002

Energy (20.3%)
7,500	Apache Corp.	1,010,100
6,890	Atmos Energy Corp.	190,715
63,990	Chevron Corp.	6,152,638
20,700	ConocoPhillips	1,783,305
1,990	Constellation Energy Group	168,454
9,010	Devon Energy Corp.	1,021,734
97,400	Duke Energy Corp.	1,783,394
94,208	Exxon Mobil Corp.	8,767,939
14,900	McDermott International, Inc. (a)	798,342
14,100	Murphy Oil Corp.	1,273,794
9,500	Noble Energy, Inc.	826,500
62,320	Reliant Energy, Inc. (a)	1,604,117
6,600	Sunoco, Inc.	306,306
7,060	Valero Energy Corp.	344,881

		26,032,219

Financials (25.6%)
17,390	ACE Ltd.	1,048,443
34,420	Allstate Corp. (The)	1,733,391
5,300	Arch Capital Group Ltd. (a)	374,445
21,400	Axis Capital Holdings Ltd.	725,674
71,740	Bank of America Corp.	2,693,120
24,500	Charles Schwab Corp. (The)	529,200
21,270	Chubb Corp. (The)	1,126,672
90,960	Citigroup, Inc.	2,298,559
12,550	Discover Financial Services	228,536
15,400	Endurance Specialty Holdings Ltd.	571,802
4,040	Everest Re Group Ltd.	365,014
7,700	Fannie Mae	217,910
5,500	Franklin Resources, Inc.	523,325
17,000	Freddie Mac	423,470
12,900	GLG Partners, Inc.	106,425
8,540	Goldman Sachs Group, Inc. (The)	1,634,300
11,150	Hospitality Properties Trust	358,250
112,299	JP Morgan Chase & Co.	5,351,047
47,100	KeyCorp, Inc.	1,136,523
15,490	Loews Corp.	652,284
3,500	MasterCard, Inc., Class A	973,560
26,500	Morgan Stanley	1,287,900
6,400	Northern Trust Corp.	474,304
11,300	PartnerRe Ltd.	835,974
19,000	State Street Corp.	1,370,660
16,570	SunTrust Banks, Inc.	923,777
51,700	Travelers Cos., Inc. (The)	2,605,680
11,500	U.S. Bancorp	389,735
66,200	Wells Fargo & Co.	1,969,450

		32,929,430

Health Care (7.9%)
18,930	AmerisourceBergen Corp.	767,612
34,070	Baxter International, Inc.	2,123,242
18,400	Herbalife Ltd.	805,552
11,400	Humana, Inc. (a)	544,806
2,300	Intuitive Surgical, Inc. (a)	665,298
6,500	Invitrogen Corp. (a)	608,205
5,800	Johnson & Johnson	389,122
9,200	Medco Health Solutions, Inc. (a)	455,768
187,700	Pfizer, Inc.	3,774,647

		10,134,252

Industrials (9.6%)
14,700	Agco Corp. (a)	883,911
21,000	Boeing Co. (The)	1,782,060
18,840	Cummins, Inc.	1,180,326
26,360	Emerson Electric Co.	1,377,574
8,960	Fluor Corp.	1,369,715
76,160	General Electric Co.	2,490,432
20,570	Honeywell International, Inc.	1,221,858
3,000	Raytheon Co.	191,910
10,970	SPX Corp.	1,349,310
10,000	Tyco International Ltd.	467,900

		12,314,996

Information Technology (2.6%)
25,750	Accenture Ltd., Class A	966,912
17,300	Intel Corp.	385,098
16,900	Juniper Networks, Inc. (a)	466,778
6,800	MEMC Electronic Materials, Inc. (a)	428,196
260,400	Sanmina-SCI Corp. (a)	403,620
23,300	Western Digital Corp. (a)	675,467

		3,326,071

Materials (4.0%)
29,600	AK Steel Holding Corp.	1,858,288
54,510	Celanese Corp., Series A	2,439,322
4,650	Lubrizol Corp. (The)	271,188
4,800	Mosaic Co. (The) (a)	588,048

		5,156,846

Real Estate Investment Trusts (2.5%)
16,150	AMB Property Corp.	932,663
67,700	Annaly Capital Management, Inc.	1,134,652
65,640	HRPT Properties Trust	454,885
5,800	ProLogis	363,138

See Accompanying Notes to Schedules of Portfolio Investments

PACIFIC CAPITAL FUNDS

Value Fund

Schedule of Portfolio Investments, Continued

April 30, 2008

(Unaudited)

Shares	Security Description	Value ($)
Common Stocks, continued
Real Estate Investment Trusts, continued
7,900	Weingarten Realty Investors	291,431

		3,176,769

Telecommunications (5.8%)
63,711	AT&T, Inc.	2,466,253
17,260	CenturyTel, Inc.	560,087
1,990	FairPoint Communications, Inc.	18,328
11,800	Telephone & Data Systems, Inc.	451,940
104,120	Verizon Communications, Inc.	4,006,537

		7,503,145

Transportation (0.5%)
4,900	CSX Corp.	308,455
5,200	Frontline Ltd.	291,512

		599,967

Utilities (3.7%)
16,300	Dominion Resources, Inc.	707,257
39,690	Edison International	2,070,627
5,100	Energen Corp.	348,024
36,460	Northeast Utilities	959,627
14,790	ONEOK, Inc.	711,695

		4,797,230

Total Common Stocks (Cost $127,009,328)		127,447,692

Investment Companies (0.8%)
1,017,253	Victory Federal Money Market Fund, 1.83% (b)	1,017,253

Total Investment Companies (Cost $1,017,253)		1,017,253

Total Investments (Cost $128,026,581) (c)—100.0%		128,464,945
Liabilities in excess of other assets — 0.0%		(9,637)

NET ASSETS — 100.0%		$128,455,308

(a)	Non-income producing security.

(b)	Rate periodically changes. Rate disclosed is the daily yield on April 30, 2008.

(c)	Cost for federal income tax purposes is $128,760,511. Unrealized appreciation/ depreciation on a tax basis is as follows:

Unrealized appreciation	$12,378,044
Unrealized depreciation	(12,673,610)

Net unrealized appreciation	$(295,566)

See Accompanying Notes to Schedules of Portfolio Investments

PACIFIC CAPITAL FUNDS

High Grade Core Fixed Income Fund

Schedule of Portfolio Investments

April 30, 2008

(Unaudited)

Principal Amount ($)	Security Description	Value ($)
Corporate Bonds (30.1%)
Consumer Discretionary (3.5%)
1,388,000	Colgate-Palmolive Co., Series B, 7.60%, 5/19/25, MTN	1,645,099
2,990,000	Comcast Corp., 5.85%, 11/15/15	3,028,753
4,672,000	Harvard President & Fellows of Harvard, 6.30%, 10/1/37, Callable 4/1/16 @ 100	4,854,269
1,000,000	Whirlpool Corp., 5.50%, 3/1/13, MTN	995,110

		10,523,231

Consumer Staples (3.1%)
625,000	Bestfoods, Series F, 6.63%, 4/15/28, MTN	671,873
2,240,000	Bottling Group LLC, 4.63%, 11/15/12	2,272,856
1,500,000	Kimberly-Clark, 6.13%, 8/1/17	1,608,017
1,660,000	Starbucks Corp., 6.25%, 8/15/17	1,652,314
3,000,000	Wal-Mart Stores, Inc., 5.88%, 4/5/27	3,020,556

		9,225,616

Energy (3.9%)
1,800,000	Apache Finance Canada, 7.75%, 12/15/29	2,130,750
2,125,000	Duke Capital LLC, 8.00%, 10/1/19	2,356,051
2,252,000	Halliburton Co., 8.75%, 2/15/21	2,825,497
1,675,000	Kinder Morgan Energy Partners LP, 5.85%, 9/15/12	1,708,044
2,625,000	Smith International, Inc., 6.00%, 6/15/16	2,627,300

		11,647,642

Financials (8.2%)
Banking (1.3%)
552,258	Fifth Third Bancorp, Series BKNT, 2.87%, 8/10/09	543,893
1,300,000	US Bank NA, 6.30%, 2/4/14	1,381,814
1,980,000	Wells Fargo & Co., 5.63%, 12/11/17	2,044,653

		3,970,360

Financial Services (6.9%)
2,390,000	Bear Stearns Co., Inc., 5.50%, 8/15/11	2,408,116
1,225,000	Charles Schwab Corp., Series A, 6.38%, 9/1/17, MTN	1,215,519
1,000,000	CIT Group Funding Co. Canada, 4.65%, 7/1/10	864,988
1,050,000	General Electric Capital Corp., 5.72%, 8/22/11, Callable 1/22/09 @ 100	1,059,182
500,000	Genworth Financial, Inc., 5.75%, 6/15/14	494,873
1,000,000	International Lease Finance Corp., Series MTNP, 3.11%, 1/15/10, MTN (a)	962,810
3,450,000	International Lease Finance Corp., 3.06%, 7/13/12 (a)	3,167,728
3,450,000	Lehman Brothers Holdings, Inc., 5.63%, 1/24/13, MTN	3,402,907
3,700,000	Merrill Lynch & Co., Series C, 3.24% (a), 6/5/12, MTN	3,329,963
1,100,000	Merrill Lynch & Co., 5.70%, 5/2/17	1,038,293
825,000	Textron Financial Corp., 5.13%, 11/1/10	845,080
1,713,233	Toyota Motor Credit Corp., 2.75%, 8/6/09, MTN	1,701,725

		20,491,184

		24,461,544

Industrials (1.8%)
2,950,000	Dominion Resources, Inc., 5.25%, 8/1/33	2,925,955
2,300,000	General Electric Co., 5.00%, 2/1/13	2,348,723

		5,274,678

Information Technology (1.2%)
3,000,000	Computer Sciences Corp., 5.50%, 3/15/13 (b)	3,016,806
625,000	Pitney Bowes, Inc., 5.25%, 1/15/37, MTN	614,397

		3,631,203

Pharmaceuticals (0.6%)
950,000	Abbott Laboratories, 5.60%, 5/15/11	997,890
872,000	Pharmacia Corp., 6.75%, 12/15/27	947,261

		1,945,151

Supranational Agency (1.0%)
3,000,000	Inter-American Development Bank, 4.75%, 10/19/12	3,171,240

Technology (0.9%)
1,340,000	Science Applications International Corp., 7.13%, 7/1/32	1,414,437
1,385,000	Science Applications International Corp., 5.50%, 7/1/33	1,171,031

		2,585,468

Telecommunications (3.8%)
2,825,000	AT&T, Inc., 4.13%, 9/15/09	2,833,271
4,075,000	GTE Southwest, Inc., First Mortgage Bond, 8.50%, 11/15/31	4,934,051
1,550,000	Harris Corp., 5.00%, 10/1/15	1,486,427
2,000,000	Harris Corp., 5.95%, 12/1/17	2,031,240

		11,284,989

Transportation (1.7%)
795,317	Burlington Northern & Santa Fe Railway Co. (The), 5.14%, 1/15/21	764,315
3,985,232	FedEx Corp., Pass Thru Certificates, 7.50%, 1/15/18	4,316,883

		5,081,198

Utilities (0.4%)
1,295,000	Alabama Power Co., Series 1, 5.65%, 3/15/35, Callable 3/15/15 @ 100	1,184,030

Total Corporate Bonds (Cost $90,275,550)		90,015,990

Municipal Bonds (2.6%)
California (0.2%)
750,000	California Housing Finance Agency Revenue, Series K, 3.25% (a), 8/1/31, FSA	750,000

Hawaii (1.4%)
2,050,000	Hawaii State Airports System Revenue, 5.75%, 7/1/13, Callable 7/1/11 @ 100, FGIC, AMT	2,097,826

See Accompanying Notes to Schedules of Portfolio Investments

PACIFIC CAPITAL FUNDS

High Grade Core Fixed Income Fund

Schedule of Portfolio Investments, Continued

April 30, 2008

(Unaudited)

Principal Amount ($)	Security Description	Value ($)
Municipal Bonds, continued
Hawaii, continued
2,000,000	Hawaii State Airports System Revenue, 5.75%, 7/1/16, Callable 7/1/11 @ 100, FGIC, AMT	2,036,720

		4,134,546

Michigan (1.0%)
3,000,000	Michigan Municipal Bond Authority Revenue, Series A-3, 4.00% (a), 9/1/48, SPA - Depfa Bank PLC	3,000,000

Total Municipal Bonds (Cost $7,957,295)		7,884,546

Collateralized Mortgage Obligations (2.4%)
7,675,318	WAMU Mortgage Pass-Through Certificates, Series 2007- HY7, Class 3A1, 5.91%, 7/25/37	7,238,630

Total Collateralized Mortgage Obligations (Cost $7,650,012)		7,238,630

U.S. Government Agency Mortgage-Backed Obligations (32.8%)
Federal Home Loan Mortgage Corp. (10.4%)
2,475,239	5.50%, 4/1/21	2,526,653
2,151,584	4.50%, 8/1/33	2,053,882
2,521,070	5.00%, 5/1/34	2,484,898
4,579,183	5.50%, 3/1/35	4,617,228
1,649,238	6.00%, 4/1/36	1,689,462
5,877,658	5.83%, 12/1/36	5,999,386
5,791,297	6.00%, 12/1/36	5,932,543
3,053,044	5.50%, 1/1/37	3,041,391
2,599,684	6.50%, 5/1/37	2,695,618

		31,041,061

Federal National Mortgage Assoc. (21.7%)
1,794,444	4.50%, 6/1/14	1,799,915
2,930,750	4.50%, 3/1/19	2,907,825
775,390	4.50%, 10/1/33	740,313
2,608,668	5.00%, 1/1/34	2,571,688
722,364	5.00%, 3/1/34	712,124
3,565,134	5.08%(a), 9/1/34	3,618,896
3,565,945	5.10%(a), 10/1/34	3,611,501
2,729,140	5.50%, 2/1/35	2,752,240
6,379,051	5.50%, 2/1/35	6,433,046
2,446,892	5.00%, 4/1/35	2,408,383
2,392,843	6.00%, 4/1/35	2,454,636
8,188,000	5.50%, 7/25/35	8,191,964
1,384,510	5.00%, 8/1/35	1,363,347
3,174,196	5.00%, 8/1/35	3,125,677
3,781,116	5.50%, 10/1/35	3,808,985
2,366,462	6.00%, 12/1/35	2,423,507
1,641,532	6.50%, 6/1/36	1,700,852
2,646,157	6.50%, 6/1/36	2,741,781
2,107,281	6.00%, 10/1/36	2,157,091
2,990,823	5.50%, 12/1/36	2,976,604
5,954,141	5.59%(a), 1/1/37	6,027,389

		64,527,764

Government National Mortgage Assoc. (0.7%)
2,190,005	5.50%, 11/15/35	2,223,786

Total U.S. Government Agency Mortgage-Backed Obligations (Cost $94,930,084)		97,792,611

U.S. Government Agencies (14.5%)
Federal Farm Credit Bank (0.3%)
1,000,000	4.90%, 11/21/12, Callable 11/21/08 @ 100	1,015,537

Federal Home Loan Bank (3.6%)
3,000,000	7.63%, 5/14/10	3,287,247
400,000	5.00%(a), 5/26/10	417,912
3,000,000	4.88%, 11/18/11	3,170,661
2,000,000	4.45%, 2/12/13, Callable 5/12/08 @ 100	2,001,440
795,000	4.88%, 11/27/13	840,967
1,000,000	4.60%, 1/14/15, Callable 1/14/10 @ 100	1,012,497

		10,730,724

Federal Home Loan Mortgage Corp. (3.4%)
3,025,000	5.40%, 6/15/10, Callable 6/15/09 @ 100	3,130,306
4,000,000	5.13%, 11/17/17	4,231,760
3,000,000	6.25%, 4/7/21, Callable 5/14/08 @ 100	3,001,218

		10,363,284

Federal National Mortgage Assoc. (3.3%)
1,350,000	5.50%, 7/9/10, Callable 1/9/09 @ 100	1,379,538
2,900,000	5.55%, 3/29/19, Callable 5/1/08 @ 100	2,902,337
5,205,000	6.50%, 4/1/38	5,391,466

		9,673,341

Overseas Private Investment Corp. (1.6%)
5,000,000	4.11%, 12/15/13, MTN	4,891,979

Small Business Administration Corp. (0.3%)
820,113	6.34%, 8/1/11	843,944

Tennessee Valley Authority (2.0%)
2,880,000	5.50%, 7/18/17	3,157,157
2,600,000	4.50%, 4/1/18	2,636,038

		5,793,195

Total U.S. Government Agencies (Cost $42,739,894)		43,312,004

U.S. Treasury Obligations (15.4%)
U.S. Treasury Bonds (1.6%)
2,850,000	7.88%, 2/15/21	3,855,072
700,000	5.50%, 8/15/28	790,944

		4,646,016

U.S. Treasury Notes (13.8%)
7,500,000	6.50%, 2/15/10	8,059,575
15,000,000	4.75%, 3/31/11	15,970,320
2,516,000	4.63%, 7/31/12	2,684,653
3,000,000	4.63%, 11/15/16	3,216,096
10,840,000	4.25%, 11/15/17	11,263,443

See Accompanying Notes to Schedules of Portfolio Investments

PACIFIC CAPITAL FUNDS

High Grade Core Fixed Income Fund

Schedule of Portfolio Investments, Continued

April 30, 2008

(Unaudited)

Shares	Security Description	Value ($)
U.S. Treasury Obligations, continued
		41,194,087

Total U.S. Treasury Obligations (Cost $44,022,731)		45,840,103

Investment Companies (2.1%)
6,187,784	Victory Federal Money Market Fund, 1.83% (a)	6,187,784

Total Investment Companies (Cost $6,187,784)		6,187,784

Total Investments (Cost $293,763,350) (c)—99.9%		298,271,668
Other assets in excess of liabilities — 0.1%		393,568

NET ASSETS — 100.0%		$298,665,236

(a)	Rate periodically changes. Rate disclosed is the daily yield on April 30, 2008.

(b)	Restricted security.

(c)	Cost for federal income tax purposes is $293,763,350. Unrealized appreaciation/ depreciation on a tax basis is as follows:

Unrealized appreciation	$6,607,532
Unrealized depreciation	(2,099,214)

Net unrealized appreciation	$4,508,317

AMT	Subject to alternative minimum tax

FGIC	Insured by Financial Guaranty Insurance Co.

FSA	Insured by Federal Security Assurance

LLC	Limited Liability Co.

LP	Limited Partnership

MTN	Medium Term Note

PLC	Public Liability Co.

SPA	Standby Purchase Agreement

See Accompanying Notes to Schedules of Portfolio Investments

PACIFIC CAPITAL FUNDS

Tax-Free Securities Fund

Schedule of Portfolio Investments

April 30, 2008

(Unaudited)

Principal Amount ($)	Security Description	Value ($)
Municipal Bonds (98.2%)
Arizona (3.5%)
7,255,000	Phoenix Civic Improvement Corp., Civic Plaza, Convertible CAB, 0.00% (a), 7/1/31, 5.50% effective 7/1/13, FGIC	5,733,264
2,150,000	Phoenix Civic Improvement Corp., Wastewater Revenue, 5.25%, 7/1/16, Callable 7/1/08 @ 100, MBIA	2,154,472
1,605,000	Scottsdale GO, 5.38%, 7/1/16, Callable 7/1/11 @ 101	1,711,957

		9,599,693

Arkansas (0.6%)
1,915,000	Arkansas State Development Finance Authority, AMT, 4.80%, 7/1/26, Callable 1/1/16 @ 100	1,774,650

California (1.2%)
2,000,000	California State Variable Purpose GO, 4.75%, 12/1/27, Callable 12/1/17 @ 100	1,979,820
1,275,000	California State Variable Purpose GO, 5.00%, 8/1/33, Callable 8/1/15 @ 100	1,279,513

		3,259,333

Colorado (0.6%)
1,700,000	Interlocken Metropolitan District GO, Series A, 5.75%, 12/15/19, Callable 12/15/09 @ 101, Radian	1,751,612

Connecticut (0.7%)
2,000,000	Connecticut State Health & Educational Facility Authority Revenue, University of Hartford, Series G, 5.25%, 7/1/26, Callable 7/1/16 @ 100	2,001,160

Florida (4.5%)
3,500,000	Florida State Turnpike Authority Revenue, Department of Transportation, Series A, 5.75%, 7/1/17, Prerefunded 7/1/10 @ 101	3,780,315
2,000,000	Hillsborough County Aviation Authority Revenue, AMT, 5.25%, 10/1/18, Callable 10/1/13 @ 100, MBIA	2,026,160
2,000,000	Miami-Dade County Expressway Authority Toll System Revenue, 6.00%, 7/1/20, Prerefunded 7/1/10 @ 101, FGIC	2,168,420
3,725,000	Orlando Utilities Community Water & Electric Revenue, Series D, 6.75%, 10/1/17, ETM	4,369,201

		12,344,096

Georgia (3.8%)
2,330,000	Metropolitan Atlanta Rapid Transportation Authority Sales Tax Revenue, Series P, 6.25%, 7/1/11, AMBAC	2,523,064
390,000	Municipal Electric Authority Power Revenue, Series W, 6.60%, 1/1/18, ETM, MBIA	479,676
6,415,000	Municipal Electric Authority Power Revenue, Series W, 6.60%, 1/1/18, Unrefunded Portion, MBIA	7,502,856

		10,505,596

Hawaii (53.9%)
3,000,000	Hawaii Airport System Revenue, AMT, 5.63%, 7/1/18, Callable 7/1/11 @ 100, FGIC	3,021,690
15,375,000	Hawaii Airport System Revenue, Second Series, AMT, 6.90%, 7/1/12, ETM, MBIA	16,680,184
605,000	Hawaii County GO, Series A, 5.60%, 5/1/13, FGIC	669,989
1,065,000	Hawaii County GO, Series A, 5.50%, 7/15/14, Prerefunded 7/15/11 @ 100, FGIC	1,151,222
1,340,000	Hawaii County GO, Series A, 5.50%, 7/15/15, Prerefunded 7/15/11 @ 100, FGIC	1,448,486
2,000,000	Hawaii County GO, Series A, 5.50%, 5/15/16, Prerefunded 5/15/09 @ 101, FSA	2,094,640
3,000,000	Hawaii Department of Budget & Finance, Special Purpose Revenue, Hawaiian Electric Co., 5.70%, 7/1/20, Callable 7/1/10 @ 100, AMBAC	3,055,110
3,000,000	Hawaii Department of Budget & Finance, Special Purpose Revenue, Hawaiian Electric Co., Series A, AMT, 4.95%, 4/1/12, MBIA	3,209,430
2,000,000	Hawaii Department of Budget & Finance, Special Purpose Revenue, Hawaiian Electric Co., Series A, 5.50%, 12/1/14, Callable 12/1/09 @ 101, AMBAC	2,095,260
5,200,000	Hawaii Department of Budget & Finance, Special Purpose Revenue, Hawaiian Electric Co., Series A, 5.65%, 10/1/27, Callable 10/1/12 @ 101, MBIA	5,400,460
2,340,000	Hawaii Housing Finance & Development Corp., University of Hawaii Faculty Housing Project Revenue, 5.70%, 10/1/25, Callable 10/1/08 @ 100, AMBAC	2,343,604
2,400,000	Hawaii Pacific Health, Special Purpose Revenue, Department of Budget & Finance, Series B, 2.48% (a), 7/1/33, Radian	2,400,000
2,000,000	Hawaii State GO, Series BZ, 6.00%, 10/1/12, FGIC	2,235,320
1,350,000	Hawaii State GO, Series CH, 4.75%, 11/1/11, MBIA	1,434,605
1,335,000	Hawaii State GO, Series CH, 4.75%, 11/1/13, MBIA	1,434,925
3,000,000	Hawaii State GO, Series CM, 6.50%, 12/1/13, FGIC	3,474,960
1,520,000	Hawaii State GO, Series CP, 5.00%, 10/1/13, Callable 10/1/09 @ 100, FGIC	1,536,811

See Accompanying Notes to Schedules of Portfolio Investments

PACIFIC CAPITAL FUNDS

Tax-Free Securities Fund

Schedule of Portfolio Investments, Continued

April 30, 2008

(Unaudited)

Principal Amount ($)	Security Description	Value ($)
Municipal Bonds, continued
Hawaii, continued
1,235,000	Hawaii State GO, Series CP, 5.00%, 10/1/15, Callable 10/1/09 @ 100, FGIC	1,248,659
860,000	Hawaii State GO, Series CP, 5.00%, 10/1/16, Callable 10/1/09 @ 100, FGIC	869,512
590,000	Hawaii State GO, Series CP, 5.00%, 10/1/17, Callable 10/1/09 @ 100, FGIC	596,525
2,000,000	Hawaii State GO, Series CT, 5.88%, 9/1/16, Prerefunded 9/1/09 @ 101, FSA	2,113,280
2,000,000	Hawaii State GO, Series CT, 5.88%, 9/1/17, Prerefunded 9/1/09 @ 101, FSA	2,113,280
500,000	Hawaii State GO, Series CY, 5.75%, 2/1/15, FSA	570,850
1,000,000	Hawaii State GO, Series DD, 5.00%, 5/1/17, Callable 5/1/14 @ 100, MBIA	1,063,730
2,680,000	Hawaii State GO, Series DD, 5.00%, 5/1/18, Prerefunded 5/1/14 @ 100, MBIA	2,942,533
1,560,000	Hawaii State GO, Series DD, 5.00%, 5/1/18, Callable 5/1/14 @ 100, MBIA	1,661,150
1,105,000	Hawaii State Harbor System Revenue, Series A, AMT, 5.25%, 7/1/16, FSA	1,203,467
1,500,000	Hawaii State Harbor System Revenue, Series B, AMT, 5.50%, 7/1/19, Callable 7/1/12 @ 100, AMBAC	1,579,410
1,350,000	Hawaii State Highway Revenue, 5.38%, 7/1/17, Prerefunded 7/1/10 @ 100, FSA	1,434,713
2,530,000	Hawaii State Highway Revenue, 5.38%, 7/1/18, Prerefunded 7/1/10 @ 100, FSA	2,688,757
2,000,000	Hawaii State Housing Finance & Development Corp., Single Family Mortgage Purchase Revenue, Series A, AMT, 5.40%, 7/1/29, Callable 7/1/08 @ 101.50, FNMA	2,004,280
2,970,000	Honolulu City & County Board of Water Supply System Revenue, Series A, 4.75%, 7/1/18, Callable 7/1/14 @ 100, FGIC	3,036,617
5,865,000	Honolulu City & County Board of Water Supply System Revenue, Series A, 4.75%, 7/1/31, Callable 7/1/16 @ 100, MBIA	5,872,507
2,320,000	Honolulu City & County GO, 6.00%, 12/1/11, ETM, FGIC	2,572,323
3,500,000	Honolulu City & County GO, Series A, 5.38%, 9/1/18, Prerefunded 9/1/11 @ 100, FSA	3,768,870
2,125,000	Honolulu City & County GO, Series A, 6.00%, 1/1/11, ETM, FGIC	2,301,736
875,000	Honolulu City & County GO, Series A, 6.00%, 1/1/11, FGIC	945,210
4,820,000	Honolulu City & County GO, Series A, 5.75%, 4/1/11, ETM, FGIC	5,223,820
1,865,000	Honolulu City & County GO, Series A, 5.75%, 4/1/12, FGIC	2,046,147
850,000	Honolulu City & County GO, Series A, 5.75%, 4/1/13, ETM, FGIC	951,745
3,345,000	Honolulu City & County GO, Series A, 5.75%, 4/1/13, FGIC	3,718,068
6,250,000	Honolulu City & County GO, Series A, 5.00%, 7/1/19, Callable 7/1/15 @ 100, MBIA	6,635,250
1,000,000	Honolulu City & County GO, Series B, 5.13%, 7/1/10, Prerefunded 7/1/09 @ 101, FGIC	1,041,740
640,000	Honolulu City & County GO, Series B, 5.25%, 10/1/12, FGIC	695,686
2,595,000	Honolulu City & County GO, Series B, 5.13%, 7/1/18, Prerefunded 7/1/09 @ 101, FGIC	2,703,315
2,500,000	Honolulu City & County GO, Series C, 5.13%, 7/1/16, Callable 7/1/09 @ 101, FGIC	2,582,200
5,000,000	Honolulu City & County GO, Series D, 5.00%, 7/1/20, Callable 7/1/15 @ 100, MBIA	5,273,200
2,000,000	Honolulu City & County Waste Water System Revenue, Junior Series, 5.00%, 7/1/23, Callable 7/1/09 @ 101, FGIC	2,023,900
2,680,000	Honolulu Hawaii City & County GO, Series A, 5.00%, 7/1/21, Callable 7/1/17 @100, FSA	2,851,895
5,000,000	Honolulu Hawaii City & County GO, Series A, 5.00%, 7/1/26, Callable 7/1/15 @ 100, MBIA	5,145,050
2,315,000	Honolulu Hawaii City & County GO, Series A, 5.00%, 7/1/29, Callable 7/1/17 @ 100, FSA	2,372,968
2,000,000	Honolulu Hawaii City & County GO, Series C, 5.13%, 7/1/11, Callable 7/1/09 @ 101, FGIC	2,072,500
2,155,000	Honolulu Hawaii City & County Multifamily Revenue, AMT, 6.30%, 11/20/20, Callable 5/20/10 @ 102, FHA	2,245,769
1,340,000	Kauai County GO, Series C, 5.90%, 8/1/09, AMBAC	1,396,521
1,125,000	Maui County GO, Series C, 5.25%, 3/1/18, Callable 3/1/11 @ 100, FGIC	1,166,063
1,000,000	University of Hawaii System Revenue, Series A, 5.50%, 7/15/16, Prerefunded 7/15/12 @ 100, FGIC	1,099,040
1,205,000	University of Hawaii System Revenue, Series A, 5.50%, 7/15/22, Prerefunded 7/15/12 @ 100, FGIC	1,324,343
1,000,000	University of Hawaii System Revenue, Series A, 5.50%, 7/15/29, Prerefunded 7/15/12 @ 100, FGIC	1,099,040

See Accompanying Notes to Schedules of Portfolio Investments

PACIFIC CAPITAL FUNDS

Tax-Free Securities Fund

Schedule of Portfolio Investments, Continued

April 30, 2008

(Unaudited)

Principal Amount ($)	Security Description	Value ($)
Municipal Bonds, continued
Hawaii, continued
750,000	University of Hawaii System Revenue, Series A, 5.13%, 7/15/32, Prerefunded 7/15/12 @ 100, FGIC	813,263

		148,755,628

Illinois (3.5%)
2,000,000	Chicago Midway Airport Revenue, Series C, 5.50%, 1/1/15, MBIA	2,201,880
4,665,000	Illinois Municipal Electric Agency Power Supply Revenue, Series C, 5.25%, 2/1/21, FGIC	4,987,072
5,505,000	Kane & De Kalb Counties Illinois Community Unit School District GO, 4.89% (b), 2/1/23, FGIC	2,542,704

		9,731,656

Indiana (0.4%)
1,000,000	Tri-Creek High School Building Corp. Revenue, 5.00%, 7/15/15, Prerefunded 7/15/13 @ 100, FSA	1,090,470

Kentucky (0.5%)
1,250,000	Kentucky State Property & Buildings Commission Revenue, 2nd Series, AMT, 5.50%, 11/1/16, Callable 11/1/12 @ 100, FSA	1,361,138

Massachusetts (0.4%)
1,000,000	Massachusetts State GO, Series C, 5.75%, 10/1/20, Prerefunded 10/1/10 @ 100	1,071,760

Michigan (2.1%)
3,000,000	Michigan Municipal Building Authority Revenue, Clean Water Revolving Fund, 5.50%, 10/1/21, Prerefunded 10/1/10 @ 101	3,240,690
2,245,000	Michigan State Strategic Fund Ltd. Obligation Revenue, 6.95%, 5/1/11, FGIC	2,443,009

		5,683,699

Missouri (0.8%)
2,000,000	University of Missouri Revenue, Series B, 5.38%, 11/1/16, Callable 11/1/11 @ 100	2,125,520

New York (4.6%)
2,000,000	New York State Thruway Authority Revenue, Highway & Bridge Trust Fund, Series A, 5.80%, 4/1/18, Callable 4/1/10 @ 101, FSA	2,148,100
5,165,000	New York, New York GO, Series J, 5.00%, 6/1/21, Callable 6/1/16 @ 100	5,377,023
5,000,000	New York, New York GO, Series J, 5.00%, 6/1/24, Callable 6/1/16 @ 100	5,133,400

		12,658,523

Ohio (0.8%)
795,000	Hamilton County Sales Tax Revenue, Series B, 5.25%, 12/1/18, Prerefunded 12/1/10 @ 100	850,149
205,000	Hamilton County Sales Tax Revenue, Series B, 5.25%, 12/1/18, Callable 12/1/10 @ 100, AMBAC	211,958
1,000,000	Ohio State Building Authority, Adult Correction Facility Revenue, Series A, 5.50%, 10/1/14, Callable 10/1/11 @ 100, FSA	1,078,990

		2,141,097

Oregon (3.1%)
3,100,000	Clackamas Community College District GO, 5.25%, 6/15/16, Prerefunded 6/15/11 @ 100, FGIC	3,336,189
5,000,000	Portland Sewer System Revenue, Series A, 5.75%, 8/1/18, Prerefunded 8/1/10 @ 100, FGIC	5,360,500

		8,696,689

Pennsylvania (2.7%)
6,000,000	East Stroudsburg Area School District GO, Series A, 7.75%, 9/1/27, Callable 9/1/17 @ 100, FGIC	7,502,040

Puerto Rico (1.3%)
2,010,000	Puerto Rico Commonwealth Infrastructure Financing Authority, Series A, 4.66% (b), 7/1/30, FGIC	547,162
3,000,000	Puerto Rico Electric Power Authority Power Revenue, Series TT, 5.00%, 7/1/26, Callable 7/1/17 @ 100	2,978,580

		3,525,742

Texas (3.1%)
2,395,000	Barbers Hill Independent School District GO, 5.00%, 2/15/24, Callable 2/15/15 @ 100, PSF-GTD	2,478,274
2,345,000	Grapevine GO, Series A, 5.00%, 8/15/24, Callable 2/15/15 @ 100, MBIA	2,426,536
2,000,000	Houston Independent School District GO, Series A, 5.00%, 2/15/24, Callable 2/15/15 @ 100	2,069,540
1,365,000	New Braunfels GO, 5.00%, 10/1/16, Callable 10/1/14 @ 100, AMBAC	1,472,603

		8,446,953

Washington (6.1%)
3,475,000	Douglas County School District No. 206 Eastmont GO, 5.00%, 12/1/17, Callable 6/1/11 @ 100, FGIC	3,705,879
2,000,000	Port Seattle Washington Revenue, 5.00%, 2/1/25, Callable 2/1/16 @ 100, XLCA	2,044,920
1,125,000	Skagit County Public Hospital District GO, Series B, 5.38%, 12/1/17, Callable 12/1/14 @ 100, MBIA	1,211,569
1,000,000	Snohomish County GO, 5.70%, 12/1/14, Prerefunded 12/1/09 @ 100, MBIA	1,052,190
2,880,000	Snohomish County Limited Tax GO, 5.25%, 12/1/12, Callable 12/1/11 @ 100, MBIA	3,075,725

See Accompanying Notes to Schedules of Portfolio Investments

PACIFIC CAPITAL FUNDS

Tax-Free Securities Fund

Schedule of Portfolio Investments, Continued

April 30, 2008

(Unaudited)

Shares or Principal Amount ($)	Security Description	Value ($)
Municipal Bonds, continued
Washington, continued
4,000,000	Washington State GO, Series A, 5.63%, 7/1/19, Prerefunded 7/1/10 @ 100	4,263,200
5,000,000	Washington State GO, CAB, Series C, 5.32% (b), 6/1/30, FGIC	1,565,800

		16,919,283

Total Municipal Bonds (Cost $259,901,309)		270,946,338

Investment Companies (0.4%)
1,059,791	Dreyfus Tax Exempt Cash Management Fund, Institutional Shares, 2.40% (c)	1,059,791

Total Investment Companies (Cost $1,059,791)		1,059,791

Total Investments (Cost $260,961,100) (d)—98.6%		272,006,129
Other assets in excess of liabilities — 1.4%		3,725,244

NET ASSETS — 100.0%		$275,731,373

(a)	Rate periodically changes. Rate disclosed is rate effective April 30, 2008.

(b)	Rate disclosed represents effective yield at purchase.

(c)	Rate periodically changes. Rate disclosed is the daily yield on April 30, 2008.

(d)	Cost for federal income tax purposes is $260,961,100. Unrealized appreciation/ depreciation on a tax basis is as follows:

Unrealized appreciation	$12,505,625
Unrealized depreciation	(1,460,596)

Net unrealized appreciation	$11,045,029

AMBAC	Insured by American Municipal Bond Assurance Corp.

AMT	Subject to alternative minimum tax

CAB	Capital Appreciation Bond

ETM	Escrowed to Maturity

FGIC	Insured by Financial Guaranty Insurance Co.

FHA	Federal Housing Administration

FNMA	Insured by Federal National Mortgage Association

FSA	Insured by Federal Security Assurance

GO	General Obligation

MBIA	Insured by Municipal Bond Insurance Association

PSF-GTD	Insured by Public School Funding Guarantee

XLCA	Insured by XL Capital Assurance

See Accompanying Notes to Schedules of Portfolio Investments

PACIFIC CAPITAL FUNDS

High Grade Short Intermediate Fixed Income Fund

Schedule of Portfolio Investments

April 30, 2008

(Unaudited)

Principal Amount ($)	Security Description	Value ($)
Corporate Bonds (19.4%)
Consumer Discretionary (5.9%)
1,250,000	Comcast Corp., 5.45%, 11/15/10	1,275,691
1,000,000	Daimler Chrysler NA Holding Corp., 5.88%, 3/15/11	1,024,011
1,250,000	Newell Rubbermaid, Inc., 4.00%, 5/1/10	1,235,069
175,000	Whirlpool Corp., 5.50%, 3/1/13, MTN	174,144

		3,708,915

Consumer Staples (1.9%)
45,000	Diageo Capital PLC, 5.20%, 1/30/13	45,950
175,000	Kellogg Co., 4.25%, 3/6/13	172,250
225,000	Kroger Co., 5.50%, 2/1/13	229,533
165,000	Kroger Co., 5.00%, 4/15/13	165,955
250,000	PepsiCo, Inc., 5.15%, 5/15/12	259,983
160,000	Sysco Corp., 4.20%, 2/12/13	158,865
150,000	Wal-Mart Stores, Inc., 4.25%, 4/15/13	150,775

		1,183,311

Electrical Utility (0.8%)
500,000	Exelon Generation Co., LLC, 6.95%, 6/15/11	524,580

Financials (7.1%)
325,000	American General Finance, Series J, 5.63%, 8/17/11, MTN	322,226
300,000	Caterpillar Financial Services Corp., 4.25%, 2/8/13, MTN	296,009
500,000	Citigroup, Inc., 5.50%, 4/11/13	503,585
1,000,000	Countrywide Financial Corp., 4.50%, 6/15/10	917,564
525,000	General Electric Capital Corp., 5.72%, 8/22/11, Callable 1/22/09 @ 100	529,591
90,000	General Electric Capital Corp., Series A, 5.25%, 10/19/12, MTN	92,228
255,000	Genworth Financial, Inc., 5.23%, 5/16/09	255,928
45,000	Goldman Sachs Group, Inc., 5.45%, 11/1/12	45,552
500,000	Morgan Stanley, 5.63%, 1/9/12	505,414
1,000,000	Toyota Motor Credit Corp., 5.50%, 9/22/11, Callable 9/22/08 @ 100	1,004,724

		4,472,821

Health Care (0.3%)
200,000	Johnson & Johnson, 5.15%, 8/15/12	212,056

Industrials (0.5%)
125,000	ConocoPhillips Canada, 5.30%, 4/15/12	129,630
160,000	Dominion Resource, Inc., 4.75%, 12/15/10	161,955

		291,585

Information Technology (0.5%)
325,000	Hewlett-Packard Co., 4.50%, 3/1/13	327,998

Real Estate Investment Trust (1.6%)
1,000,000	Simon Property Group LP, 4.88%, 3/18/10	999,784

Telecommunications (0.3%)
215,000	Verizon Communications, Inc., 4.35%, 2/15/13	212,116

Transportation (0.5%)
325,000	United Parcel Service, Inc., 4.50%, 1/15/13	331,248

Total Corporate Bonds (Cost $12,184,093)		12,264,414

U.S. Government Agency Mortgage-Backed Obligations (39.9%)
Federal Home Loan Mortgage Corp. (17.8%)
555,943	5.00%, 1/1/19	562,208
1,090,519	4.50%, 4/1/19	1,083,692
950,189	4.50%, 12/1/19	942,758
828,227	6.00%, 6/1/21	853,960
1,421,674	5.15%(a), 11/1/35	1,425,072
1,325,684	6.50%, 9/1/36	1,374,999
4,827,562	6.00%, 10/1/37	4,943,853

		11,186,542

Federal National Mortgage Assoc. (22.1%)
530,591	5.00%, 5/1/19	535,574
1,407,728	6.50%, 6/1/36	1,458,603
3,920,509	5.47%(a), 4/1/37	4,000,879
3,929,848	6.00%, 10/1/37	4,021,885
3,972,076	5.50%, 3/1/38	3,998,252

		14,015,193

Total U.S. Government Agency Mortgage-Backed Obligations (Cost $24,842,641)		25,201,735

U.S. Government Agencies (13.8%)
Federal Home Loan Bank (12.9%)
1,500,000	3.75%, 8/18/09	1,518,228
1,000,000	5.00%, 11/3/09	1,030,842
875,000	5.00%, 3/12/10	909,926
1,000,000	4.88%, 5/14/10	1,041,665
750,000	4.13%, 8/13/10	771,290
700,000	5.25%, 6/10/11	741,957
1,000,000	4.88%, 11/18/11	1,056,887
1,000,000	5.13%, 8/14/13	1,069,985

		8,140,780

Federal Home Loan Mortgage Corp. (0.9%)
550,000	4.75%, 3/5/12	577,445

Total U.S. Government Agencies (Cost $8,478,235)		8,718,225

U.S. Treasury Obligations (14.6%)
U.S. Treasury Notes (14.6%)
29,000	2.63%, 5/15/08	29,016
15,000	3.25%, 8/15/08	15,083
67,000	3.13%, 10/15/08	67,497

See Accompanying Notes to Schedules of Portfolio Investments

PACIFIC CAPITAL FUNDS

High Grade Short Intermediate Fixed Income Fund

Schedule of Portfolio Investments, Continued

April 30, 2008

(Unaudited)

Shares or Principal Amount ($)	Security Description	Value ($)
U.S. Treasury Obligations, continued
95,000	3.00%, 2/15/09	95,928
1,500,000	3.13%, 4/15/09	1,518,048
1,500,000	3.88%, 5/15/09	1,529,649
875,000	4.88%, 5/15/09	901,319
2,000,000	4.88%, 6/30/09	2,065,626
1,500,000	3.63%, 7/15/09	1,529,064
500,000	2.13%, 1/31/10	499,180
300,000	3.88%, 5/15/10	310,031
158,000	3.63%, 6/15/10	162,555
465,000	4.13%, 5/15/15	486,325

Total U.S. Treasury Obligations (Cost $9,168,184)		9,209,321

Investment Companies (0.6%)
288,269	Dreyfus Cash Management, 2.88% (a)	288,269
68,682	Victory Federal Money Market Fund, 1.83% (a)	68,682

Total Investment Companies (Cost $356,951)		356,951

Total Investments (Cost $55,030,104) (b)—88.3%		55,750,646
Other assets in excess of liabilities — 11.7%		7,413,930

NET ASSETS — 100.0%		$63,164,576

(a)	Rate periodically changes. Rate disclosed is the daily yield on April 30, 2008.

(b)	Cost for federal income tax purposes is $55,030,104. Unrealized appreciation/ depreciation on a tax basis is as follows:

Unrealized appreciation	$876,765
Unrealized depreciation	(156,223)

Net unrealized appreciation	$720,542

LLC	Limited Liability Co.

LP	Limited Partnership

MTN	Medium Term Note

PLC	Public Liability Co.

See Accompanying Notes to Schedules of Portfolio Investments

PACIFIC CAPITAL FUNDS

Tax-Free Short Intermediate Securities Fund

Schedule of Portfolio Investments

April 30, 2008

(Unaudited)

Principal Amount ($)	Security Description	Value ($)
Municipal Bonds (98.5%)
Arizona (1.0%)
500,000	Vistancia Community Facilities District GO, 4.00%, 7/15/13	482,220

Florida (1.7%)
780,000	Highlands County Florida Health Facilities, 5.00%, 11/15/11	816,660

Guam (5.0%)
860,000	Guam Economic Development Authority, Capital Appreciation, Convertible CAB, Series A, 5.00% (a), 5/15/09	885,224
1,350,000	Guam Economic Development Authority, Capital Appreciation, Convertible CAB, Series B, 5.40% (a), 5/15/15	1,497,028

		2,382,252

Hawaii (57.3%)
2,000,000	City & County of Honolulu, Hawaii Waste Water, 5.25%, 7/1/18, Callable 7/1/09 @ 101, FGIC	2,051,760
610,000	Hawaii Airport System Revenue, Second Series, AMT, 6.90%, 7/1/12, ETM, MBIA	661,783
1,000,000	Hawaii County GO, Series A, 5.38%, 5/15/13, Prerefunded 5/15/09 @ 101, FSA	1,046,060
705,000	Hawaii County GO, Series B, 5.00%, 7/15/09	727,109
780,000	Hawaii Pacific Health, Special Purpose Revenue, Department of Budget & Finance, Series B, 2.65% (a), 7/1/33, Radian Group, Inc.	780,000
1,000,000	Hawaii State Airports System Revenue, Second Series, AMT, 6.90%, 7/1/12, ETM	1,083,740
1,000,000	Hawaii State GO, Series BW, 6.40%, 3/1/09, ETM, FSA-CR	1,037,340
665,000	Hawaii State GO, Series CP, 5.00%, 10/1/12, Callable 10/1/08 @ 100.50, FGIC	672,355
1,000,000	Hawaii State GO, Series CU, 5.75%, 10/1/10, MBIA	1,074,660
1,250,000	Hawaii State GO, Series CV, 5.50%, 8/1/08, FGIC	1,259,950
1,000,000	Hawaii State GO, Series CZ, 5.25%, 7/1/12, FSA	1,087,250
3,700,000	Hawaii State GO, Series DG, 5.00%, 7/1/09, AMBAC	3,814,441
1,000,000	Hawaii State Harbor System Revenue, Series A, 4.50%, 7/1/08, AMBAC	1,002,790
750,000	Hawaii State Highway Revenue, 4.85%, 7/1/09, FSA	772,792
500,000	Hawaii State Highway Revenue, 6.00%, 7/1/09	521,425
1,055,000	Hawaii State Housing & Community Development Revenue, Series A, 3.70%, 7/1/13, FSA	1,047,140
800,000	Honolulu City & County GO, Series B, 5.25%, 10/1/12, ETM	873,056
1,150,000	Honolulu City & County Waste Water System Revenue, 5.00%, 7/1/09, FGIC	1,183,568
1,000,000	Honolulu City & County Waste Water System Revenue, 5.25%, 7/1/15, Callable 7/1/09 @ 101, FGIC	1,030,590
2,000,000	Honolulu Hawaii City & County GO, Series C, 5.13%, 7/1/11, Callable 7/1/09 @ 101, FGIC	2,072,500
1,000,000	Honolulu Hawaii City & County Multifamily Revenue, AMT, 6.30%, 11/20/20, Callable 5/20/10 @ 102, FHA	1,042,120
1,000,000	State of Hawaii GO, Series DG, 5.00%, 7/1/12, AMBAC	1,077,550
1,090,000	University of Hawaii System Revenue, Series A, 5.50%, 7/15/16, Prerefunded 7/15/12 @ 100, FGIC	1,197,954

		27,117,933

Illinois (3.3%)
500,000	Chicago Illinois Midway Airport Revenue, Series B, 5.00%, 1/1/12, AMBAC	527,260
1,000,000	Illinois State GO, 5.25%, 8/1/10, MBIA	1,058,130

		1,585,390

Michigan (1.7%)
750,000	Michigan State Hospital Finance Authority Revenue, 5.50%, 11/1/12	798,975

Minnesota (3.4%)
1,500,000	Minnesota State GO, 5.00%, 8/1/16, Callable 8/1/12 @ 100	1,590,885

New Jersey (2.2%)
1,000,000	New Jersey State Certificate of Participation, 5.00%, 6/15/09	1,030,540

New York (6.6%)
1,000,000	New York State Environmental Facilities Corp., Solid Waste Disposal Revenue, Series A, 4.45%, 7/1/17, Mandatory Put 7/1/09 @ 100	998,050
1,000,000	New York State Thruway Authority Revenue, Highway & Bridge Trust Fund, Series B, 5.25%, 4/1/12, AMBAC	1,078,480
1,000,000	New York, New York GO, Series C, 4.25%, 1/1/12	1,035,570

		3,112,100

Oklahoma (4.3%)
625,000	McClain County Oklahoma Economic Development Authority Educational Facilities Lease Revenue, Newcastle Public Schools Project, 5.00%, 9/1/10	649,813

See Accompanying Notes to Schedules of Portfolio Investments

PACIFIC CAPITAL FUNDS

Tax-Free Short Intermediate Securities Fund

Schedule of Portfolio Investments, Continued

April 30, 2008

(Unaudited)

Shares or Principal Amount ($)	Security Description	Value ($)
Municipal Bonds, continued
Oklahoma, continued
1,345,000	Tulsa Oklahoma Industrial Authority Educational Facilities Revenue, Series B, 5.00%, 12/1/14, Callable 12/1/08 @ 101	1,370,017

		2,019,830

Pennsylvania (2.3%)
1,030,000	Philadelphia Water & Wastewater Revenue, Series B, 5.50%, 11/1/11, FGIC	1,105,149

Puerto Rico (6.3%)
1,200,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue, 6.25%, 7/1/13, MBIA	1,384,944
500,000	Puerto Rico Commonwealth Highway & Transportation Authority Revenue, Series D, 5.75%, 7/1/41, Prerefunded 7/1/12 @ 100	547,790
1,000,000	University Puerto Rico University Revenue, Series P, 5.00%, 6/1/12	1,026,990

		2,959,724

Tennessee (1.1%)
480,000	Sullivan County Tennessee Health Educational & Housing Facilities Board Revenue, Wellmont Health Systems Project, 6.25%, 9/1/32, Prerefunded 9/1/12 @ 101	543,442

Washington (2.3%)
1,000,000	Washington State Health Care Facilities Authority Revenue, Providence Health System, Series A, 5.63%, 10/1/14, Callable 10/1/11 @ 100, MBIA	1,068,950

Total Municipal Bonds (Cost $45,889,556)		46,614,050

Investment Companies (1.2%)
560,766	Dreyfus Tax Exempt Cash Management Fund, Institutional Shares, 2.40% (a)	560,766

Total Investment Companies (Cost $560,766)		560,766

Total Investments (Cost $46,450,322) (b)—99.7%		47,174,816
Other assets in excess of liabilities — 0.3%		148,107

NET ASSETS — 100.0%		$47,322,923

(a)	Rate periodically changes. Rate disclosed is the daily yield on April 30, 2008.

(b)	Cost for federal income tax purposes is $46,450,322. Unrealized appreciation/ depreciation on a tax basis is as follows:

Unrealized appreciation	$768,984
Unrealized depreciation	(44,490)

Net unrealized appreciation	$724,494

AMBAC	Insured by American Municipal Bond Assurance Corp.

AMT	Subject to alternative minimum tax

CAB	Capital Appreciation Bond

ETM	Escrowed to Maturity

FGIC	Insured by Financial Guaranty Insurance Co.

FSA	Insured by Federal Security Assurance

FSA-CR	Insured by Federal Security Assurance Custodial Receipts

GO	General Obligation

MBIA	Insured by Municipal Bond Insurance Association

See Accompanying Notes to Schedules of Portfolio Investments

PACIFIC CAPITAL FUNDS

U.S. Government Short Fixed Income Fund

Schedule of Portfolio Investments

April 30, 2008

(Unaudited)

Shares or Principal Amount ($)	Security Description	Value ($)
U.S. Government Agencies (70.3%)
Federal Home Loan Bank (4.5%)
3,875,000	5.13%, 8/8/08	3,903,555
5,850,000	4.63%, 11/21/08	5,916,807
8,000,000	5.00%, 2/20/09	8,150,176
2,625,000	5.25%, 6/11/09, Callable 6/11/08 @ 100	2,632,589
3,825,000	5.25%, 8/5/09	3,940,553
1,825,000	5.00%, 9/18/09	1,878,328
7,865,000	4.25%, 11/20/09	8,027,625
4,000,000	5.00%, 3/12/10	4,159,660
2,500,000	4.38%, 3/17/10	2,573,715
4,650,000	4.38%, 9/17/10	4,810,746
1,985,000	4.85%, 2/4/11	2,077,680
4,000,000	4.63%, 2/18/11	4,192,152
5,450,000	5.25%, 6/10/11	5,776,662
2,000,000	5.60%, 6/28/11	2,143,040
750,000	5.38%, 8/19/11	801,229

Total U.S. Government Agencies (Cost $59,177,192)		60,984,517

U.S. Treasury Obligations (27.3%)
U.S. Treasury Bills (3.5%)
3,000,000	1.39%(a), 6/5/08	2,996,054

U.S. Treasury Notes (23.8%)
2,875,000	3.25%, 8/15/08	2,890,948
5,300,000	3.13%, 9/15/08	5,332,712
1,000,000	4.38%, 11/15/08	1,014,610
3,800,000	4.88%, 5/15/09	3,914,300
2,875,000	4.88%, 6/30/09	2,969,337
2,400,000	3.13%, 11/30/09	2,436,002
2,000,000	4.13%, 8/15/10	2,082,658

		20,640,567

Total U.S. Treasury Obligations (Cost $23,662,916)		23,636,621

Investment Companies (1.4%)
1,229,678	American Performance U.S. Treasury Fund, 1.02% (b)	1,229,678

Total Investment Companies (Cost $1,229,678)		1,229,678

Total Investments (Cost $84,069,786) (c)—99.0%		85,850,816
Other assets in excess of liabilities — 1.0%		823,762

NET ASSETS — 100.0%		$86,674,578

(a)	Rate disclosed represents effective yield at purchase.

(b)	Rate periodically changes. Rate disclosed is the daily yield on April 30, 2008.

(c)	Cost for federal income tax purposes is $84,069,786.
Unrealized appreciation/ depreciation on a tax basis is as follows:

Unrealized appreciation	$1,852,553
Unrealized depreciation	(71,523)

Net unrealized appreciation	$1,781,030

See Accompanying Notes to Schedules of Portfolio Investments

Notes to Schedules of Portfolio Investments

April 30, 2008

(Unaudited)

1. Organization

Pacific Capital Funds (the “Trust”) was organized on October 30, 1992 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company established as a Massachusetts business trust. The Trust currently consists of the following investment portfolios (collectively, the “Funds” and individually, a “Fund”): New Asia Growth Fund, International Stock Fund, Small Cap Fund, Mid-Cap Fund, Growth Stock Fund, Growth and Income Fund, Value Fund, High Grade Core Fixed Income Fund, Tax-Free Securities Fund, High Grade Short Intermediate Fixed Income Fund, Tax-Free Short Intermediate Securities Fund and U.S. Government Short Fixed Income Fund. The Trust is authorized to issue an unlimited number of shares without par value in four classes of shares for each Fund: Class A, Class B, Class C and Class Y. The sale of Class B Shares has been suspended since June 1, 2003 (except for reinvestment of dividends and exchanges of Class B Shares between Funds).

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its schedules of portfolio investments. The policies are in conformity with United States generally accepted accounting principles (“GAAP”). The preparation of schedules of portfolio investments requires management to make estimates and assumptions that affect the reported amounts. Actual results could differ from those estimates.

Securities Valuation:

Investments in securities, the principal market for which is a securities exchange or an over-the-counter market, are valued at their latest available sale price (except for those securities that are traded on NASDAQ, which are valued at the NASDAQ official closing price) or in the absence of such a price, by reference to the latest available mean of the bid and asked quotations in the principal market in which such securities are normally traded. Investments in securities in which the principal market is not an exchange or an over-the-counter market are valued using an independent pricing service approved by the Board of Trustees (the “Board”). Such prices reflect fair values, which may be established through the use of electronic and matrix techniques. Short-term obligations that mature in 60 days or less are valued at amortized cost or original cost plus interest, which approximates fair value. Investments in open-end investment companies are valued at their respective net asset values as reported by such companies. The differences between cost and fair values of investments are reflected as either unrealized appreciation or depreciation.

In cases where market prices for portfolio securities are not readily available, a Pricing Committee established and appointed by the Trust’s Board determines in good faith, subject to Trust procedures, the fair value of such portfolio securities. In addition, if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated, such securities may be valued at fair value in accordance with procedures adopted by the Board. In the event of an increase or decrease in the value of a designated benchmark index greater than predetermined levels, the New Asia Growth Fund and International Stock Fund may use a systematic valuation model provided by an independent third party to fair value their international equity securities.

Foreign Currency Transactions:

The accounting records of the Trust are maintained in U.S. dollars. Investment securities and other assets and liabilities of a Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rates on the dates of the transactions.

Foreign Currency Contracts:

The New Asia Growth Fund and International Stock Fund may enter into foreign currency exchange contracts to convert U.S. dollars to and from various foreign currencies. A foreign currency exchange contract is an obligation by a Fund to purchase or sell a specific foreign currency at a future date at a price (in U.S. dollars) set at the time of the contract. The Funds do not engage in “cross-currency” foreign exchange contracts (i.e., contracts to purchase or sell one foreign currency in exchange for another foreign currency). The Funds’ foreign currency contracts might be considered spot contracts (typically a contract term of one week or less) or forward contracts (typically a contract term over one week). A spot contract is entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as the delay between a security transaction trade date and settlement date. Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings. These Funds enter into foreign currency exchange contracts solely for spot or forward hedging purposes, and not for speculative purposes (i.e., the Funds do not enter into such contracts for the purpose of earning foreign currency gains). Each foreign currency exchange contract is adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the Fund records realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. A Fund could be exposed to risk if a counterparty is unable to meet the terms of a forward foreign exchange currency contract or if the value of the foreign currency changes unfavorably.

Futures Contracts:

Each of the Funds (other than the U.S. Government Short Fixed Income Fund) may enter into contracts for the future delivery of specific securities, classes of securities, and financial indices; may purchase or sell exchange-listed or OTC options on any such futures contracts; and may engage in related closing transactions. A financial futures contract is an agreement to purchase or sell an agreed amount of securities or currency at a set price for delivery in the future. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. The acquisition of put and call options on futures contracts will, respectively, give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period.

The Small Cap Fund may enter into futures contracts for hedging purposes, such as to protect against anticipated declines in the fair value of its portfolio securities or to manage exposure to changing interest rates. The Fund receives from or pays to the broker, on a daily basis, an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized gains or losses. When a futures contract closes, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As of April 30, 2008, the Fund had no open futures contracts.

Restricted Securities:

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”), or pursuant to the resale limitations provided by Rule 144A under the 1933 Act or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Board. Not all restricted securities are considered illiquid. At April 30, 2008, the International Stock Fund and High Grade Core Fixed Income Fund held restricted securities representing 1.20% and 1.00% of net assets, respectfully. The restricted securities held as of April 30, 2008 are identified below:

Issue Description	Acquisition Date	Shares or Principal Amount ($)	Cost ($)	Value ($)
International Stock Fund:
Eurasian Natural Resources Corp.	12/7/07	18,277	200,493	436,040
Evraz Group SA, GDR	*	22,674	619,165	2,352,427
Wellstream PLC	4/8/08	12,435	298,127	310,758
High Grade Core Fixed Income Fund:
Computer Sciences Corp., 5.50%, due 3/15/13	2/27/08	3,000,000	2,985,090	3,016,806

*	Purchased on various dates beginning 4/25/06.

Security Transactions and Related Income:

During the period, security transactions are accounted for no later than one business day following the trade date. For reporting purposes, however, security transactions are accounted for on the trade date on the last business day of the reporting period. Interest income is recognized on the accrual basis and includes, where applicable, the pro rata amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

3. Risks

The New Asia Growth Fund, International Stock Fund and Small Cap Fund may invest in securities of foreign issuers in various countries. Investing on an international basis involves certain risks not involved in domestic investments, including fluctuations in foreign exchange rates, future adverse political and economic developments and the possible imposition of exchange controls or other foreign governmental laws or restrictions. In addition, with respect to certain foreign countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability, and/or diplomatic developments which could affect investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rates of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. Certain foreign investments may also be subject to foreign withholding taxes.

The New Asia Growth Fund’s concentration of investments in securities of issuers located in the Far East Asia region may subject the Fund to the effects of economic and government policies within that region.

The Tax-Free Securities and Tax-Free Short Intermediate Securities Funds’ concentration of investments in securities of issuers located in Hawaii may subject each Fund to the effects of economic developments and government policies within Hawaii.

Item 2.	Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Pacific Capital Funds
By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer

Date	6/27/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Robert I. Crowell
Robert I. Crowell, President

Date	6/27/08

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer

Date	6/27/08

*	Print the name and title of each signing officer under his or her signature.